Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	CUI
Entity Registrant Name	CUI Global, Inc.
Entity Central Index Key	0001108967
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 3,039,840	$ 176,775
Trade accounts receivable, net of allowance of $130,000 and $125,000, respectively	4,965,926	3,694,641
Inventories, net of allowance of $250,000 and $240,000, respectively	4,843,905	3,563,111
Prepaid expenses and other	378,885	683,101
Total current assets	13,228,556	8,117,628
Property and equipment, net	1,016,219	910,810
Other assets:
Investment - equity method	258,244	198,621
Other Intangible assets, net	8,618,524	8.967041
Deposits and other	11,360	92,216
Notes receivable, net	501,422	529,706
Debt offering costs, net	42,778	116,111
Goodwill	13,046,358	13,046,358
Total other assets	22,478,686	22,950,053
Total assets	36,723,461	31,978,491
Current liabilities:
Accounts payable	2,496,881	2,114,029
Preferred stock dividends payable	0	5,054
Line of credit	459,448	1,528,900
Accrued expenses	1,142,839	1,197,395
Accrued compensation	186,636	126,672
Unearned revenue	371,541	70,755
Note payable, current portion due	0	4,000,000
Total current liabilities	4,657,345	9,077,805
Long term note payable, related party, net of current portion due	7,303,683	10,303,683
Total long term liabilities	7,303,683	10,303,683
Total liabilities	11,961,028	19,381,488
Commitments and contingencies
Stockholders' equity:
Common stock, par value $0.001; 325,000,000 and 325,000,000 shares authorized and 10,883,280 and 7,134,856 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	10,883	7,315
Additional paid-in capital	100,947,708	86,217,169
Accumulated deficit	(76,171,822)	(73,645,501)
Accumulated other comprehensive gain (loss)	(24,336)	17,969
Total stockholders' equity	24,762,433	12,597,003
Total liabilities and stockholders' equity	36,723,461	31,978,491
Preferred Stock
Stockholders' equity:
Preferred stock, par value $0.001; 0 and 10,000,000 shares authorized at December 31, 2012 and 2011, respectively	0	0
Series A Preferred Stock
Stockholders' equity:
Preferred stock, par value $0.001; 0 and 10,000,000 shares authorized at December 31, 2012 and 2011, respectively	0	51
Series B Preferred Stock
Stockholders' equity:
Preferred stock, par value $0.001; 0 and 10,000,000 shares authorized at December 31, 2012 and 2011, respectively	0	0
Series C Preferred Stock
Stockholders' equity:
Preferred stock, par value $0.001; 0 and 10,000,000 shares authorized at December 31, 2012 and 2011, respectively	0	0
Convertible notes payable
Current liabilities:
Convertible note payable, related party, current portion due	$ 0	$ 35,000

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Trade accounts receivable, allowance	$ 130,000	$ 125,000
Inventories, allowance	250,000	240,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	325,000,000	325,000,000
Common stock, shares issued	10,883,280	7,134,856
Common stock, shares outstanding	10,883,280	7,134,856
Series A Preferred Stock
Preferred stock, shares authorized	0	5,000,000
Preferred stock, shares issued	0	50,543
Preferred stock, shares outstanding	0	50,543
Preferred stock, liquidation preference	$ 0	$ 50,543
Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	10,000,000
Series B Preferred Stock
Preferred stock, shares authorized	0	30,000
Series C Preferred Stock
Preferred stock, shares authorized	0	10,000

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Product Sales	$ 41,031,050	$ 38,877,698
Revenue from freight	53,539	60,628
Total revenue	41,084,589	38,938,326
Cost of revenues	25,707,893	24,133,073
Gross profit	15,376,696	14,805,253
Operating expenses
Selling, general and administrative	16,221,373	13,347,853
Research and development	791,332	716,321
Bad debt	65,763	82,192
Impairment of intangible, trademark and trade name V-Infinity	278,428	0
Total operating expenses	17,356,896	14,146,366
Income (loss) from continuing operations	(1,980,200)	658,887
Other income (expense)
Other income	95,069	53,657
Other expense	(18,567)	(38,678)
Gain on sale of technology rights	0	143,636
Earnings from equity investment	59,623	41,472
Interest expense - amortization of debt offering costs and debt discount	(73,333)	(334,747)
Interest expense	(575,199)	(918,189)
Total other income (expense), net	(512,407)	(1,052,849)
Loss from continuing operations before taxes	(2,492,607)	(393,962)
Provision for taxes	33,714	29,810
Consolidated loss from continuing operations	(2,526,321)	(423,772)
Income (loss) from discontinued operations
(Loss) from discontinued operations	0	(160,153)
Gain on divestment of Comex Electronics	0	603,034
Net income from discontinued operations	0	442,881
Consolidated Net income (loss)	(2,526,321)	19,109
Less: Net income from discontinued operations - noncontrolling interest	0	67,872
Net (loss) allocable to common stockholders	$ (2,526,321)	$ (48,763)
Basic and diluted (loss) per common share from continuing operations	$ (0.25)	$ (0.06)
Basic and diluted income per common share from discontinued operations - attributable to CUI Global, Inc.	$ 0	$ 0.05
Basic and diluted (loss) per common share	$ (0.25)	$ (0.01)
Basic weighted average common and common equivalents shares outstanding	10,175,989	7,249,180

Consolidated Statements of Comprehensive Gain and Loss (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net (loss) allocable to common stockholders	$ (2,526,321)	$ (48,763)
Other comprehensive income (loss)
Foreign currency translation adjustment	(42,305)	68,779
Comprehensive income (loss)	$ (2,568,626)	$ 20,016

Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Series A Preferred Stock and Preferred Stock Issuable	Common Stock and Common Stock Issuable	Additional Paid-in Capital	Accumulated Deficit	Noncontrolling Interest	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2010	$ 11,952,776	$ 51	$ 7,137	$ 85,939,480	$ (73,596,738)	$ (346,344)	$ (50,810)
Balance (in shares) at Dec. 31, 2010		50,543	7,136,523
Warrants and options granted for services and compensation	166,367			166,367
Common stock issued for options and warrants exercised in exchange for cash and accrued compensation (in shares)	50,000		166,936
Common stock issued for options and warrants exercised in exchange for cash and accrued compensation			167	49,833
Common stock issued for services and compensation (in shares)			10,957
Common stock issued for services and compensation			11
Fractional Shares that were Rounded Up as a Result of the Reverse-Split	61,500		97	61,489
Noncontrolling interest divestment of Comex Electronics Ltd.	278,472					278,472
Net loss	(48,763)				(48,763)
Less Non-controlling interest	67,872					67,872
Other comprehensive gain (loss)	68,779						68,779
Balance at Dec. 31, 2011	12,597,003	51	7,315	86,217,169	(73,645,501)		17,969
Balance (in shares) at Dec. 31, 2011		50,543	7,314,513
Warrants and options granted for services and compensation	232,785			232,785
Common stock issued for options and warrants exercised in exchange for cash and accrued compensation (in shares)			10,071
Common stock issued for options and warrants exercised in exchange for cash and accrued compensation	3,021		10	3,011
Common stock issued for the conversion of Preferred Stock and accrued preferred stock dividends (in shares)		(50,543)	9,661
Common stock issued for the conversion of Preferred Stock and accrued preferred stock dividends	5,053	(51)	9	5,095
Common stock issued for services and compensation (in shares)			188,096
Common stock issued for services and compensation	957,296		188	957,108
Common stock issued for royalties (In shares)			1,052
Common stock issued for royalties			1	6,637
Issuance of common stock (in shares)			3,359,887
Issuance of common stock	13,529,263		3,360	13,525,903
Net loss	(2,526,321)				(2,526,321)
Other comprehensive gain (loss)	(42,305)						(42,305)
Balance at Dec. 31, 2012	$ 24,762,433		$ 10,883	$ 100,947,708	$ (76,171,822)		$ (24,336)
Balance (in shares) at Dec. 31, 2012			10,883,280

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) - attributable to common stockholders	$ (2,526,321)	$ (48,763)
Adjustments to reconcile net (loss) to net cash provided by (used in) operating activities:
Stock based compensation	1,190,081	227,867
Non-cash interest expense, including amortization of beneficial conversion value, warrant related debt discounts and intrinsic value of convertible debt and amortization of debt discount and amortization of debt offering costs	73,333	334,747
Earnings in equity investment	(59,623)	(41,472)
Bad debt expense	65,763	82,192
Inventory reserve	10,000	75,995
Gain on sale of technology rights	0	(143,636)
Loss on disposal of assets	0	1,563
Net income - noncontrolling interest in discontinued operations	0	67,872
Depreciation	579,861	520,959
(Increase) decrease in assets:
Trade accounts receivable	(1,337,048)	107,902
Inventory	(1,290,794)	96,535
Prepaid expenses and other current assets	285,690	(335,302)
Deposits and other assets	80,856	(29,001)
Increase (decrease) in liabilities:
Accounts payable	382,852	356,347
Accrued expenses	(47,919)	(391,289)
Accrued compensation	59,964	(272,341)
Unearned revenue	300,786	725
NET CASH PROVIDED BY (USED IN) CONTINUING OPERATING ACTIVITIES	(1,803,659)	860,705
NET CASH PROVIDED BY DISCONTINUED OPERATING ACTIVITIES	0	22,141
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from Notes receivable	46,808	63,506
Proceeds from sales of technology rights	0	425,000
Purchase of property and equipment	(685,269)	(422,970)
NET CASH PROVIDED BY (USED IN) CONTINUING INVESTING ACTIVITIES	(718,804)	21,472
NET CASH PROVIDED BY DISCONTINUED INVESTING ACTIVITIES	0	195,278
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments to demand notes payable, net of proceeds	(1,069,452)	(20,879)
Payments to notes and loans payable, net of proceeds	(4,000,000)	(481,326)
Proceeds from (payments to) convertible notes payable, related party	(35,000)	35,000
Payments on notes and loans payable, related party	(3,000,000)	(300,000)
Proceeds from sales of common stock, and exercise of warrants and options, net of offering costs	13,532,285	50,000
NET CASH PROVIDED BY (USED IN) CONTINUING FINANCING ACTIVITIES	5,427,833	(717,205)
NET CASH (USED IN) DISCONTINUED FINANCING ACTIVITIES	0	(648,218)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(42,305)	68,779
Cash and cash equivalents at beginning of year	176,775	373,823
Cash and cash equivalents at end of period	3,039,840	176,775
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,863,065	(197,048)
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income taxes paid	72,630	39,264
Interest paid	597,814	917,216
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Amortization of debt offering costs	73,333	334,747
Royalties paid in common stock	6,638	0
Conversion of accrued liabilities to common stock	5,054	0
Conversion of preferred stock to common stock	51	0
Common stock issued for consulting services and compensation and accrued liabilities payable in common stock	957,295	61,500
Technology rights
Adjustments to reconcile net (loss) to net cash provided by (used in) operating activities:
Amortization	26,510	245,144
Patents, net
Adjustments to reconcile net (loss) to net cash provided by (used in) operating activities:
Amortization	664	333
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in intangible assets	0	(6,646)
Website development
Adjustments to reconcile net (loss) to net cash provided by (used in) operating activities:
Amortization	13,718	4,328
Other intangible assets
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in intangible assets	(80,343)	(37,418)
Trademarks And Tradenames V Infinity
Adjustments to reconcile net (loss) to net cash provided by (used in) operating activities:
Impairment	278,428	0
Amortization	$ 109,540	$ 0

NATURE OF OPERATIONS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
Nature Of Operations and Basis Of Presentation [Abstract]
Basis Of Presentation
1.	NATURE OF OPERATIONS AND BASIS OF PRESENTATION

CUI Global Inc. ("the Company") is a platform company dedicated to maximizing shareholder value through the acquisition, development and commercialization of new, innovative technologies. Through its subsidiaries, CUI Global has built a diversified portfolio of industry leading technologies that touch many markets.

CUI defines its products into three categories: electronic components including connectors, speakers, buzzers and control solutions including encoders and sensors; power solutions and test and measurement including the Vergence GasPT2 . These offerings provide a technology architecture that addresses power and related accessories as well as test and measurement capabilities to industries ranging from consumer electronics to defense and alternative energy.

In July 2009 CUI Global acquired, as a wholly owned subsidiary, Comex Instruments, Ltd., now known as CUI Japan and 49% of Comex Electronics, Ltd. Both companies are Japanese based providers of electronic components. Effective July 1, 2011, CUI Global entered into an agreement to convey its 49% ownership interest in Comex Electronics to the owners of the remaining 51% who are the original founders and were the original owners of Comex Instruments, for $617,975 in the form of a five year note receivable bearing interest at 4% per annum. The operations of CUI Japan are not affected by this divestment.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates in 2012 and 2011 include estimates used to review the Company’s long-lived assets for impairment, allowances for uncollectible accounts, inventory valuation, valuations of non-cash capital stock issuances and the valuation allowance on deferred tax assets.

Principles of Consolidation

The consolidated financial statements for 2012 include the accounts of CUI Global, Inc. and its wholly owned subsidiaries CUI, Inc. and CUI Japan. The consolidated financial statements for 2011 include the accounts of CUI Global, Inc. and its wholly owned subsidiaries CUI, Inc. and CUI Japan and the discontinued operations of Comex Electronics through June 30, 2011. Significant intercompany accounts and transactions have been eliminated in consolidation.

Fair Value of Financial Instruments

FASB Accounting Standards Codification No. 825 (“FASB ASC 825”), “Financial Instruments”, requires disclosures of information about the fair value of certain financial instruments for which it is practicable to estimate that value. For purposes of this disclosure, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced sale or liquidation.

Management believes the carrying amounts of the short-term financial instruments, including cash and cash equivalents, accounts receivable, restricted cash, prepaid expense and other assets, accounts payable, accrued liabilities, notes payable, deferred compensation and other liabilities reflected in the accompanying balance sheet approximate fair value at December 31, 2012 and 2011 due to the relatively short-term nature of these instruments. As of December 31, 2012 and 2011, the Company does not have financial assets or liabilities that are measured at fair value on a recurring basis.

Cash and Cash Equivalents

Cash includes deposits at financial institutions with maturities of three months or less. The Company at times has cash in banks in excess of FDIC insurance limits and places its temporary cash investments with high credit quality financial institutions. At December 31, 2012 and 2011, the Company had $2,724,922 and $0 balances at financial institutions which were in excess of the FDIC insured limits. However, at December 31, 2012 the Company held $64,497 in Japanese foreign bank accounts and $421 in European foreign bank accounts. At December 31, 2011 the Company held $71,995 in Japanese foreign bank accounts and $62,664 in European foreign bank accounts.

Accounts Receivable and Allowance for Uncollectible Accounts

Accounts receivable consist of the receivables associated with the revenue derived from product sales. An allowance for uncollectible accounts is recorded to allow for any amounts that may not be recoverable, based on an analysis of prior collection experience, customer credit worthiness and current economic trends. Based on management’s review of accounts receivable, an allowance for doubtful accounts of $130,000 and $125,000 was recorded at December 31, 2012 and 2011, respectively. The reserve in both periods takes into account aged receivables that management believes should be specifically reserved for as well as historic experience with bad debts to determine the total reserve appropriate for each period. Receivables are determined to be past due based on the payment terms of original invoices. The Company grants credit to its customers, with standard terms of Net 30 days. The Company routinely assesses the financial strength of its customers and, therefore, believes that its accounts receivable credit risk exposure is limited. Additionally, the Company maintains a foreign credit receivables insurance policy that covers many of its receivable balances in effort to further reduce credit risk exposure.

Inventory

Inventories consist of finished and un-finished products and are stated at the lower of cost or market; using the first-in, first-out (FIFO) method as a cost flow convention. At December 31, 2012 and 2011 inventory is valued, net of allowances, at $4,843,905 and $3,563,111, respectively. The allowances for inventory were $250,000 and $240,000 at December 31, 2012 and 2011, respectively. At December 31, 2012, CUI had finished goods of $4,675,032, raw materials of $365,242, and work in process of $53,631.

Furniture, Equipment and Software

Furniture, equipment and software are recorded at cost and include major expenditures, which increase productivity or substantially increase useful lives.

Maintenance, repairs and minor replacements are charged to expenses when incurred. When furniture and equipment is sold or otherwise disposed of, the asset and related accumulated depreciation are removed from this account, and any gain or loss is included in the statement of operations.

The cost of furniture, equipment and software is depreciated over the estimated useful lives of the related assets. Depreciation is computed using the straight-line method for financial reporting purposes. The estimated useful lives and accumulated depreciation for furniture, equipment and software are as follows:

Estimated Useful Life
Furniture and equipment	3 to 7 years
Software	3 to 5 years

Long-Lived Assets

Long-lived assets and certain identifiable assets related to those assets are periodically reviewed for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recoverable. In performing the review for recoverability, the future cash flows expected to result from the use of the asset and its eventual disposition are estimated.  If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, an impairment loss is recognized as the excess of the carrying amount over the fair value. Otherwise, an impairment loss is not recognized.  Management estimates the fair value and the estimated future cash flows expected.  Any changes in these estimates could impact whether there was impairment and the amount of the impairment. There were $278,428 and $0 of impairment expenses recorded by the Company in 2012 and 2011.

Identifiable Intangible Assets

Intangible assets are stated at cost net of accumulated amortization and impairment. The fair value for intangible assets acquired through acquisitions is measured at the time of acquisition utilizing the following inputs, as needed:

1.	Inputs used to measure fair value are unadjusted quote prices available in active markets for the identical assets or liabilities if available.
2.	Inputs used to measure fair value, other than quoted prices included in 1, are either directly or indirectly observable as of the reporting date through correlation with market data, including quoted prices for similar assets and liabilities in active markets and quoted prices in inactive markets. This includes assets and liabilities valued using models or other pricing methodologies that do not require significant judgment since the input assumptions used in the models, such as interest rates and volatility factors, are corroborated by readily observable data from actively quoted markets for substantially the full life of the asset.
3.	Inputs used to measure fair value are unobservable inputs supported by little or no market activity and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management’s estimates of market participant assumptions.
4.	Expert appraisal and fair value measurement as completed by third party experts.

Intangible assets with a determinable finite life, other than goodwill, including technology rights and patents are amortized over an estimated useful life of 15 years or their estimated useful life if less than 15 years. Technology rights are amortized over a twenty year life and are reviewed for impairment annually. Patent costs are amortized over the life of the patent. Any patents not approved will be expensed at that time. Intangible assets are reviewed for impairment annually during the second quarter and whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recoverable. Through this review of all known events and circumstances, management concluded that an impairment charge of $278,428 was necessary regarding the Intangible, trademark and trade name V-Infinity during 2012. The analysis completed in 2012 determined that there was no other impairment necessary during 2012 to other intangible assets.

Goodwill Assets

As detailed in ASC 350 Intangibles-Goodwill and Other subsection 20, the Company tests for goodwill impairment in the second quarter of each year and whenever events or changes in circumstances indicate that the carrying amount of the asset exceeds its fair value and may not be recoverable.

As detailed in ASC 350-20-35-3A, in performing its testing for goodwill impairment, management has completed a qualitative analysis to determine whether it was more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. To complete this review, management followed the steps in ASC 350-20-35-3C to evaluate the fair values of goodwill and considered all known events and circumstances that might trigger an impairment of goodwill. The analysis completed in both 2012 and 2011, determined that there was no impairment necessary to goodwill assets. Through the reviews completed in 2012 and 2011, management concluded that there were no events or circumstances that triggered an impairment (and there was no expectation that a reporting unit or a significant portion of a reporting unit would be sold or otherwise disposed of in the following year), therefore, no further analysis was necessary to prepare for goodwill impairment beyond the steps in 350-20-35-3C in accordance with ASU 2011-08.

CUI Global has adopted ASU 2011-08, which simplifies how an entity is required to test goodwill for impairment. The ASU allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under this ASU, CUI is not required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU includes a number of factors to consider in conducting the qualitative assessment. We adopted ASU 2011-08 during the year ended December 31, 2012. The adoption of ASU 2011-08 did not have an impact on our consolidated financial statements.

Investment – Equity Method

Through the acquisition of CUI, Inc. the Company obtained 352,589 common shares (representing a 11.54% interest at December 31, 2012 and 2011, respectively) in Test Products International, Inc., hereafter referred to as TPI. TPI is a provider of handheld test and measurement equipment. CUI Global enjoys a close association with this affiliate through common Board of Director membership and participation, that allows for a significant amount of influence over affiliate business decisions. Accordingly, for financial statement purposes, the Company accounts for its investment in this affiliated entity under the equity method. A summary of the unaudited financial statements of the affiliate for the years ended December 31, 2012 and 2011 are as follows:

	2012	2011
Current assets	$6,509,736	$5,532,030
Non-current assets	540,518	577,335
Total Assets	$7,050,254	$6,109,365

Current liabilities	$3,272,360	$2,696,409
Non-current liabilities	1,203,826	1,355,370
Stockholders' equity	2,574,068	2,057,586
Total Liabilities and Stockholders' Equity	$7,050,254	$6,109,365

Revenues	$12,538,711	$12,280,892
Operating income	757,484	598,691
Net profit	516,482	359,254
Company share of Net Profit at 11.54%	59,623	41,472
Equity investment in affiliate	$258,244	$198,621

Stock-Based Compensation

The Company accounts for stock based compensation using FASB Accounting Standards Codification No. 718 (“FASB ASC 718”), “Compensation – Stock Compensation”. FASB Codification No. 718 requires the fair value of all stock-based employee compensation awarded to employees to be recorded as an expense over the related vesting period. The statement also requires the recognition of compensation expense for the fair value of any unvested stock option awards outstanding at the date of adoption. Employee stock compensation is recorded at fair value using the Black Scholes Pricing Model. The underlying assumptions used in the Black Scholes Pricing Model by the Company are taken from publicly available sources including, volatility is calculated using historic stock price information from online finance websites such as Google Finance and Yahoo Finance, the stock price on the date of grant is obtained from online finance websites such as those previously noted, appropriate discount rates are obtained from the United States Federal Reserve economic research and data website and other inputs are determined based on previous experience and related estimates.

See Note 13 STOCK-BASED EMPLOYEE COMPENSATION for additional disclosure and discussion of the employee stock plan and activity.

Common stock, stock options and common stock warrants issued to other than employees or directors are recorded on the basis of their fair value, as required by FASB ASC 505, which is measured as of the date required by FASB ASC 505, “Equity – Based Payments to Non-Employees”. In accordance with FASB ASC 505, the stock options or common stock warrants are valued using the Black-Scholes option pricing model on the basis of the market price of the underlying common stock on the “valuation date,” which for options and warrants related to contracts that have substantial disincentives to non-performance is the date of the contract, and for all other contracts is the vesting date. Expense related to the options and warrants is recognized on a straight-line basis over the shorter of the period over which services are to be received or the vesting period. Where expense must be recognized prior to a valuation date, the expense is computed under the Black-Scholes option pricing model on the basis of the market price of the underlying common stock at the end of the period, and any subsequent changes in the market price of the underlying common stock up through the valuation date is reflected in the expense recorded in the subsequent period in which that change occurs.

Revenue Recognition

The recognition of revenues requires judgment, including whether a sale includes multiple elements, and if so, whether vendor-specific objective evidence (VSOE) of fair value exists for those elements. Customers receive certain elements of CUI Global products over a period of time. These elements include licensing rights to manufacture and sell our proprietary patent protected products. The ability to identify VSOE for those elements and the fair value of the respective elements could materially impact the amount of earned and unearned revenue. CUI Global does not have any history as to the costs expected to be incurred in granting licensing rights relating to its products. Therefore, revenues may be recorded that are not in proportion to the costs expected to be incurred in performing these services.

Revenues from warranty and maintenance activities are recognized ratably over the term of the warranty and maintenance period and the unrecognized portion is recorded as deferred revenue.

Revenues in connection with electronic devices, component, and test and measurement equipment are recognized at the time the product is shipped to the customer, collectability is reasonably assumed, the price is fixed and determinable and persuasive evidence of arrangement exists.

Shipping and Handling Costs

Amounts billed to customers in sales transactions related to shipping and handling represent revenues earned for the goods provided and are included in sales, and were $53,539 and $60,628 for the years ended December 31, 2012 and 2011, respectively. The Company expenses inbound shipping and handling costs as cost of revenues.

Warranty Reserves

A warranty reserve liability is recorded based on estimates of future costs on sales recognized. There was no warranty reserve recorded at December 31, 2012 or 2011.

Advertising

The costs incurred for producing and communicating advertising are charged to operations as incurred. Advertising expense for the years ended December 31, 2012 and 2011 was $872,250 and $837,584, respectively.

Income Taxes

Income taxes are accounted for under the asset and liability method of FASB Accounting Standards Codification No. 740 (“FASB ASC 740”), “Income Taxes”. Under FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income in the period that includes the enactment date.

Valuation allowances have been established against deferred tax assets due to uncertainties in the Company’s ability to generate sufficient taxable income in future periods to make realization of such assets more likely than not. An income tax benefit has not been recognized for its operating losses generated during 2012 and 2011 based on uncertainties concerning the ability to generate taxable income in future periods. There was no income tax receivable at December 31, 2012 and 2011. In future periods, tax benefits and related deferred tax assets will be recognized when management considers realization of such amounts to be more likely than not.

The Company’s Federal and State tax returns for the years 2007-2012 remain open to examination by the tax authorities.

Net Loss Per Share

In accordance with FASB Accounting Standards Codification No. 260 (“FASB ASC 260”), “Earnings Per Share”, basic net loss per share is computed by dividing the net loss available to common stockholders for the period by the weighted average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common and common equivalent shares outstanding during the period. Common equivalent shares outstanding as of December 31, 2012 and 2011, which consist of options, warrants, convertible notes and convertible preferred stock, have been excluded from the diluted net loss per common share calculations because they are anti-dilutive. Accordingly, diluted net loss per share is the same as basic net loss per share for 2012 and 2011. The following table summarizes the potential common stock shares at December 31, 2012 and 2011, which may dilute future earnings per share.

	2012	2011
Convertible preferred stock	-	9,266
Warrants and options, vested	262,952	211,861
Convertible debt	-	6,863
	262,952	227,990

 Foreign Currency Translation

The financial statements of the Company's foreign offices have been translated into U.S. dollars in accordance with FASB ASC 830, “Foreign Currency Matters” (FASB ASC 830). All balance sheet accounts have been translated using the exchange rate in effect at the balance sheet date. Income statement amounts have been translated using an appropriately weighted average exchange rate for the year. The translation gains and losses resulting from the changes in exchange rates during 2012 and 2011 have been reported in accumulated other comprehensive income, except for gains and losses resulting from the translation of intercompany receivables and payables, which are included in earnings for the period.

Segment Reporting

For the year ended December 31, 2012 and 2011, the Company operates in one operating segment based on the activities of the company in accordance with the ASC 280-10. Operating segments are defined as components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance.The Company does not disaggregate profit and loss information on a segment basis for internal management reporting purposes to our chief operating decision maker group which consists of our Chief Executive Officer, Chief Financial Officer and Chief Operating Officer, and therefore such information is not presented.

The 10-K filing for the year ended 2011 presented five operating segments based on the products offered, which included: External Power, Internal Power, Industrial Controls, Discontinued Operations and Other. Management determined that presenting these as a consolidated segment is the best presentation as the business activities of CUI Global are not organized on the basis of differences related to products, services or geography. The Company’s chief operating decision maker looks at the operations as a whole when making operating decisions and allocating resources.

Reclassification

Certain amounts from the prior period have been reclassified to conform to the current period presentation.

Recent Accounting Pronouncements

In June, 2011, the FASB issued ASU No. 2011-05, which amends ASC Topic 220, Comprehensive Income. Under the amendment, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this ASU have been applied retrospectively.

In December 2011, FASB issued Accounting Standards Update 2011-11, Balance Sheet - Disclosures about Offsetting Assets and Liabilities” to enhance disclosure requirements relating to the offsetting of assets and liabilities on an entity's balance sheet. The update requires enhanced disclosures regarding assets and liabilities that are presented net or gross in the statement of financial position when the right of offset exists, or that are subject to an enforceable master netting arrangement. The new disclosure requirements relating to this update are retrospective and effective for annual and interim periods beginning on or after January 1, 2013. The update only requires additional disclosures, as such, the adoption of this standard did not have a material impact on our results of operations, cash flows or financial condition.

In July 2012, the FASB issued updated guidance on the periodic testing of indefinite-lived intangible assets, other than goodwill, for impairment. This updated guidance will allow companies the option to first assess qualitative factors to determine if it is more-likely-than-not that an indefinite-lived intangible asset might be impaired and whether it is necessary to perform the quantitative impairment test required under current accounting standards. This guidance is applicable for reporting periods beginning after September 15, 2012. This updated guidance did not have a material impact on our results of operations, cash flows or financial condition.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment Disclosure
3.	PROPERTY AND EQUIPMENT, NET

Property and equipment is summarized as follows at December 31, 2012 and 2011:

	2012	2011
Building	$-	$-
Equipment	2,577,681	2,193,817
Computers and software	883,408	778,985
	3,461,089	2,972,802
Less accumulated depreciation	(2,444,870)	(2,061,992)
	$1,016,219	$910,810

Depreciation expense for the years ended December 31, 2012 and 2011 was $579,861 and $520,959, respectively.

GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
4.	GOODWILL AND OTHER INTANGIBLE ASSETS

At December 31, 2012, the gross carrying amount and accumulated amortization of intangible assets, other than goodwill, are as follows:

	Gross Assets	Accumulated Amortization	Net
Trademarks and tradename	$5,988,256	$(109,540)	$5,878,716
Customer lists	1,857,000	-	1,857,000
Technology rights	303,664	(77,779)	225,885
Technology – patent pending	551,559	-	551,559
Other intangibles assets	154,470	(49,106)	105,364

Total	$8,854,949	(236,425)	$8,618,524

At December 31, 2011, the gross carrying amount and accumulated amortization of intangible assets, other than goodwill, are as follows:

	Gross Assets	Accumulated Amortization	Net
Trademarks and tradename	$6,266,684	$-	$6,266,684
Customer lists	1,857,000	-	1,857,000
Technology rights	303,664	(51,269)	252,395
Technology – patent pending	551,559	-	551,559
Other intangibles assets	74,127	(34,724)	39,403

Total	$9,053,034	$(85,993)	$8,967,041

Amortization expenses from continuing operations for the years ended December 31, 2012 and 2011 amounted to approximately $150,432 and $258,805, respectively.

As of December 31, 2012 and 2011, the carrying amount of goodwill was $13,048,474. The estimated fair value of our goodwill could change if the Company is unable to achieve operating results at the levels that have been forecasted, the market valuation of our business decreases based on transactions involving similar companies, or there is a permanent, negative change in the market demand for the services offered by the Company. These changes could result in an impairment of the existing goodwill balance that could require a material non-cash charge to our results of operations.

Trademarks and tradename

As of December 31, 2012, $4,892,856 of costs related to CUI and $1,095,400 of costs related to the V-Infinity trademarks and trade names have been capitalized. The Intangible, trademark and trade name CUI was determined to have an indefinite life and is reviewed regularly for impairment by management, which includes an annual test for impairment. During 2012, management determined that an impairment of $278,428 related to the Intangible, trademark and trade name V-Infinity was necessary. As a result of this evaluation and the impairment, management determined the trademark and trade name V-Infinity no longer has an indefinite life, and will instead be amortized over the estimated remaining useful life of 5 years.

Customer lists

As of December 31, 2012, CUI Global has $1,857,000 of capitalized costs related to Intangible, customer list. Intangible, customer list is reviewed regularly for impairment by management. The customer lists were determined to have an indefinite life and are not amortized but tested annually for impairment. Among other factors, this review includes consideration of the revenues and related cash flows associated with customers that existed at the time of the acquisition of the Intangible, customer list. This review determined that the total net revenues and related cash flows associated with customers that existed at the time of the acquisition of the intangible, customer list have increased as compared with their pre-acquisition comparable revenues and maintains a back log of customer orders indicating that this will continue based on historical company experience.

Technology rights

As of December 31, 2012, CUI Global has $303,664 of capitalized costs related to technology rights. Technology rights are amortized over a twenty year life. In an effort to concentrate our business focus on our core product development and marketing, in December 2011, we conveyed our WayCool and WayFast patent portfolio to Olantra Fund X LLC for a cash payment of $500,000 and recognized a gain on sale of technology rights in 2011 of $143,636.

Technology – patents pending

As of December 31, 2012, CUI Global has $551,559 of capitalized costs related to Intangible, patent pending technology. Intangible, patent pending technology is reviewed regularly for impairment by management.

Debt Offering Costs

As of December 31, 2012, $220,000 of debt offering costs related to payments issued in efforts to secure debt financing for the Company have been capitalized. The debt offering costs are amortized over the life of the applicable loan. The net balance of debt offering costs as of December 31, 2012 is $42,778.

NOTES PAYABLE	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Notes Payable
5.	NOTES PAYABLE

Notes payable is summarized as follows at December 31, 2012 and 2011:

	December 31,
	2012	2011
(a) Term Note - bank	$-	$4,000,000
(b) Acquisition Note Payable	7,303,683	10,303,683
(c) Convertible Note Payable - related party	-	35,000

(a) In August 2010, the Company replaced the $4,000,000 cash loan from Commerce Bank of Oregon with a $4,000,000 term note through the Business Credit division of Wells Fargo Capital Finance, Wells Fargo Bank, National Association, with a July 31, 2012 maturity date, paying interest only at an interest rate equal to the daily three month LIBOR plus 4.00% and secured by personal letters of credit from a related party. In February 2012, the Company utilized $4,000,000 from the 2012 equity raises to repay the principal balance in full. The balance remaining at December 31, 2012 and 2011 on the term note with Wells Fargo was $0 and $4,000,000, respectively.

(b) A promissory note utilized to fund the acquisition of CUI, Inc. was a $14,000,000 promissory note to International Electronic Devices, Inc. (formerly CUI, Inc.), payable monthly over three years at $30,000 per month including 1.7% annual simple interest with a balloon payment at the thirty sixth monthly payment (May 15, 2011), with no prepayment penalty, an annual success fee of 2.3%, and the right of first refusal to the note payee, International Electronic Devices, Inc., relating to any private capital raising transactions of CUI Global during the term of the note. In September 2010, the Company negotiated an amendment to this note which provided forgiveness of the principal balance of $1,588,063 and forgiveness of accrued interest of $724,729, as well as an extension of the maturity date to May 15, 2018. The total forgiveness of debt and accrued interest of $2,312,792 was recorded as additional paid in capital due to the related party nature. In exchange for this amendment, the Company agreed to make principal payments totaling $1,500,000 as follows: $1,200,000 before December 31, 2010 and an additional $300,000 in January 2011. Additionally, the Company agreed to assign a note receivable owed to CUI Inc. from TPI in the amount of $192,508 to IED during the first quarter of 2011. In February 2012, the Company utilized proceeds from the sale of equity to repay $3,000,000 toward the principal balance of the IED note payable. At December 31, 2012, the current portion of this note is $0, the long term balance is $7,303,683.

(c) In July 2011, a CUI Global officer provided a short term convertible loan of $35,000 to the Company with interest at 6% per annum, and convertible at $5.10 per common share. The balance of this loan was paid in full during 2012 following the receipt of proceeds from the equity raise. The balance remaining at December 31, 2012 and 2011 was $0 and $35,000, respectively.

The following table details the maturity of the notes payable for CUI Global, Inc. as of December 31, 2012:

	2013	2014	2015	2016	2017	Thereafter	Total
Notes Payable Maturities:	$-	$-	$-	$-	$-	$7,303,683	$7,303,683

LINE OF CREDIT	12 Months Ended
Dec. 31, 2012
Line Of Credit Facility [Abstract]
Line Of Credit
6.	LINE OF CREDIT

At December 31, 2012, CUI, Inc. had a $4,000,000 revolving working capital line of credit with the Business Credit division of Wells Fargo Capital Finance, part of Wells Fargo Bank, National Association (NYSE: WFC), interest payable monthly at the daily three month LIBOR plus 3.25% (3.56% at December 31, 2012). At December 31, 2012 the current borrowing capacity under the credit facility was $3,579,305 considering any current restrictions on the amount that could be borrowed (borrowings may be limited by the amount of trade receivables, inventory and other items), but without considering any amounts currently outstanding under the facility.

Effective April 3, 2012, the Wells Fargo Line of Credit expiration was extended to July 31, 2015 and the interest rate reduced to the Daily Three Month LIBOR plus 3.25%. At December 31, 2012 and 2011, the balance outstanding on the line of credit was $459,448 and $1,528,900, respectively. The Line of Credit is secured by all of the Company’s accounts, documents, equipment, general intangibles, goods, instruments, inventory, investment property, letter-of-credit rights, letters of credit and all cash and cash equivalents.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure
7.	COMMITMENTS AND CONTINGENCIES

Legal Matters

The Company may be involved in certain legal actions arising from the ordinary course of business. While it is not feasible to predict or determine the outcome of these matters, we do not anticipate that any of these matters, or these matters in the aggregate, will have a material adverse effect on the financial position or results of operations.

Commissions, Royalty and License Fee Agreements

Royalty and license fees are paid in accordance with their related agreements, either on a monthly or quarterly basis. As of December 31, 2012, $32,303 was accrued for royalty and license fees payable, and is reported as a current liability in accrued expenses.

External Sales Representative Commissions

Commissions to external sales representatives are paid in accordance with their related agreements, either on a monthly or annual basis. As of December 31, 2012, $236,366 was accrued for commissions to external sales representatives, and is reported as a current liability in accrued expenses.

Employment Agreements

As of the year ended December 31, 2012, the following employment agreements were in place:

Chief Executive Officer, General Counsel, Director: This employment agreement expires August 1, 2015. The CEO is eligible for annual bonuses and stock option grants. Said contract provides, in relevant part, for an annual salary of $350,000 and bonus provisions for each calendar year. Bonuses are approved quarterly based on the various factors, including a thorough evaluation of current performance. All bonus payments shall be paid to Mr. Clough in equal monthly installments following the quarter in which the bonus is earned and shall be paid on the 15 th day of each month. At December 31, 2012 and 2011, there was an accrual of $53,542 and $13,542, respectively, for compensation owed to Mr. Clough. In conjunction with Mr. Clough’s contract extension, he also received a Board approved Stock Option Plan, which entitles him to receipt of a $6.00 option to purchase 330,000 shares of the Company’s common stock. Said options vest on a monthly basis during the course of Mr. Clough’s employment term. Mr. Clough's employment agreement shall not be terminated by any change of control of CUI Global.

President, Chief Operating Officer, Director: This employment agreement expires May 15, 2014. The President is eligible for annual bonuses and stock option grants. Said contract provides, in relevant part, for an annual salary of $205,000 and bonus provisions for each calendar year, beginning with 2008, in which the CUI Global yearend Statement of Operations shows a Net Profit and the Gross Revenue equal to or that exceeds fifteen percent (15%), but less than thirty percent (30%), of the immediate preceding calendar year, he shall be entitled to receive a cash bonus in an amount equal to fifty percent (50%) of his prior year base salary in addition to any other compensation to which he may be entitled; provided, however, that he shall be entitled to the bonus only if he has been employed by the Company during that entire calendar year. In substitution of the bonus percentages described above, he shall be entitled to receive, in any year in which annual Gross Revenue exceeds by 30% of the prior calendar year gross revenue, a sum equal to 100% of his prior year base salary. Bonuses are approved quarterly based on the above factors and an evaluation of current performance. All such bonus payments shall be paid to Mr. McKenzie in equal monthly installments following the quarter in which the bonus is earned and shall be paid on the 15 th day of each month. At December 31, 2012 and 2011 there was an accrual of $8,542 and $12,083, respectively, for compensation owed to Mr. McKenzie. Mr. McKenzie's employment agreement shall not be terminated by any change of control of CUI Global.

Chief Financial Officer: This employment agreement expires May 15, 2014. The CFO is eligible for annual bonuses and stock option grants. Mr. Ford is employed under a three year employment contract with the company, which was recently extended to May 15, 2014 and provides, in relevant part, for an annual salary of $195,000 and bonus provisions for each calendar year, beginning with 2010, in which the CUI Global yearend Statement of Operations shows a Net Profit and the Gross Revenue equal to or that exceeds fifteen percent (15%), but less than thirty percent (30%), of the immediate preceding calendar year, he shall be entitled to receive a cash bonus in an amount equal to fifty percent (50%) of his prior year base salary in addition to any other compensation to which he may be entitled; provided, however, that he shall be entitled to the bonus only if he has been employed by the Company during that entire calendar year. In substitution of the bonus percentages described above, he shall be entitled to receive, in any year in which annual Gross Revenue exceeds by 30% of the prior calendar year gross revenue, a sum equal to 100% of his prior year base salary. Bonuses are approved quarterly based on the above factors and an evaluation of current performance. All such bonus payments shall be paid to Mr. Ford in equal monthly installments following the quarter in which the bonus is earned and shall be paid on the 15 th day of each month. At December 31, 2012 and 2011 there was an accrual of $8,125 and $0, respectively, for compensation owed to Mr. Ford. Mr. Ford's employment agreement shall not be terminated by any change of control of CUI Global.

Leases

As an integrated part of the CUI asset acquisition, the CUI Global, Inc. corporate offices were relocated to the CUI location at 20050 SW 112th Avenue, Tualatin, Oregon 97062. CUI and CUI Global occupy the 61,380 square feet of offices and warehouse premises under a ten year non-cancelable lease agreement beginning September 1, 2006 with Barakel, LLC (a related party) at a base monthly rent subject to periodic base payment increases plus real property taxes, utilities, insurance and common area maintenance charges. During the year ended December 31, 2012, the monthly base rent was $40,250 in accordance with the lease schedule. During the period January 1 through August 31, 2011, the monthly base rent was $40,000 and increased in accordance with the lease schedule to $40,250 for the period September 1 through December 31, 2011. Barakel, LLC is controlled by James McKenzie, majority owner of CUI, Inc. prior to acquisition and Matt McKenzie, COO.

The Company also leased office space in Malmo, Sweden pursuant to a renewable lease which terminated January 31, 2011. In addition to the base rent of (subject to periodic base lease payment increases), the Company was responsible for property taxes, maintenance and related VAT taxes. During the year ended December 31, 2012 and 2011, the monthly base rent was approximately $0 and $1,386, respectively.

Additionally, subsequent to the acquisition of CUI Japan and Comex Electronics, the Company had leased spaces in Tokyo, Japan and owned a small manufacturing facility on leased land in Nagano, Japan. The CUI Japan leased space in Tokyo, Japan expired January 31, 2012 and there was no rent expense for this space in 2012. CUI Japan subleased space from Comex Electronics during 2012 on a month to month basis, with monthly base rent of approximately $1,253.

The discontinued operations of Comex Electronics had leased space in Tokyo, Japan with expirations between May 7, 2011 and September 9, 2011. In conjunction with these leases, Comex Electronics also leased parking spaces which leases expired December 31, 2010 and became a month to month agreement. Additionally, the discontinued operations of Comex Electronics had a land lease in Nagano with an expiration of August 11, 2019.

Rental expense was $552,655 and $592,573 in 2012 and 2011, respectively, and is included in selling, general and administrative on the statement of operations.

	2013	2014	2015	2016	2017	Thereafter
Operating Leases:	$484,000	$486,000	$487,000	$326,000	$-	$-

Consulting Agreements

In January 2010, the Company entered into a consulting agreement with Terry Williams, former GL Industrial Services Project Director, to serve as the Company’s Project Director and Lead Engineer for the GASPT2 technology. The consultant will be compensated a base monthly fee and will receive commissions on sales of the GASPT2 products.

In September 2010, the Company entered into an agreement for strategic investor communications services to be provided through March 2011. For these services, the consultant was paid a fee of $25,000 in 2010.

During 2011, the agreement was extended through June 2012. During 2012 and 2011, the consultant was paid fees of $6,750 and $29,750, respectively.

In September 2010, the Company entered into an agreement with a consulting firm to provide strategic investor marketing services for a period of one year. For these services, the consultant is to be paid $3,000 per month as well as $84,000 in common stock compensation. $42,000 of the common stock compensation was earned in 2010 for which the consultant received 7,000 shares of common stock at $6.00 per share. The remaining $42,000 is to be priced at the ten day trailing average closing price at the time of the issuance when earned in 2011. The remaining $42,000 common shares were earned March 2011, for which the consultant received 5,957 common shares at $7.05 per share.

In February 2011, the Company engaged a consultant firm for marketing and website development services. For these services, the consultant was paid $41,925 during 2011.

In March 2011, the Company engaged a consultant firm to provide services related to customs and duties classification for imported products. During 2011, this consultant was paid $36,588.

In April 2011, the Company engaged a consultant firm to provided strategic investor marketing services. For these services, the consultant received $8,000 per month. For these services which were completed in 2011, the consultant was paid $32,000.

In June 2011, the Company engaged Merriman Capital, Inc. to act as exclusive placement agent to CUI Global, Inc. For these services, the consultant would receive a cash financing completion fee of 7.5% of the total amount of capital received by the Company from the sale of its securities to investors during the agreement period. No fees were earned during 2011. Fees paid to Merriman in 2012 were recorded as reductions to additional paid in capital associated with the equity raises.

In June 2011, the Company engaged a consultant firm to provide website support and marketing production services. This consultant was paid $56,809 during 2011.

In December 2011, the Company issued 5,000 shares of common stock to a former consultant in consideration for the release of a claim on intellectual property with a fair value of $19,500 recorded.

During 2012, the Company engaged a consultant firm to assist in the development and design of websites. For these services, the consultant firm was paid $135,008 during the year.

During 2012, the Company engaged a consultant firm to assist in printed circuit board layout design related to new products. For these services, the consultant firm was paid $130,706 during the year.

In March 2012, 15,000 shares of common stock were issued in consideration for strategic investor marketing services rendered for the benefit of the company. A $69,450 consulting expense was recorded in relation to this transaction based on the fair market value of the stock on the date of grant.

On each of April 5, May 7, June 6, July 2, August 1, September 7, October 1 and November 1, 2012, the company issued 13,500 shares of common stock to a consultant in consideration for strategic investor marketing services rendered for the benefit of the company. A $569,970 consulting expense was recorded in relation to these issuances based on the fair market value of the stock on the dates of the grants. In addition, the consultant was paid $110,000 for their services.

In June and October 2012, 1,000 and 2,500 shares of common stock, respectively, were issued to a consultant in consideration for strategic investor marketing services rendered for the benefit of the company and $19,275 of consulting expense was recorded in relation to these issuances based on the fair market value of the stock on the dates of the grant. Additionally, the consultant was paid $11,000 for their services.

In July 2012, the Company engaged a consultant firm to provide strategic investor marketing services. For these services the consultant was paid $65,000 during 2012.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity
8.	STOCKHOLDERS’ EQUITY

Convertible Preferred Series A

5,000,000 shares of preferred stock were designated as new Series A Convertible Preferred Stock (“Series A”). The Series A is convertible to common shares on a six-for-one basis, is due dividends at $0.10 per share as authorized by the Board, has a liquidation value of $1.00 per share and has equivalent voting rights as common shares on a share for share basis. Once the Series A shares have been issued, they cannot be reissued. Effective September 17, 2012 the Board of Directors passed a resolution eliminating and discontinuing all Series A Convertible Preferred Series stock and required that all preferred stock shall be returned to the Company treasury. As of December 31, 2012, no shares of Series A Convertible Preferred Stock are issued nor outstanding.

Convertible Preferred Stock Series B

On February 3, 2004, the Board of Directors designated 30,000 shares of preferred stock as Series B Convertible Preferred Stock (“Series B”). The Series B is convertible to common shares on a one thousand-for-one ratio, is due dividends at $1 per share payable quarterly as authorized by the Board, and the dividends are cumulative. Series B has a liquidation value of $240 per share and has voting rights of one thousand votes per Series B share. Once the Series B shares have been issued, they cannot be reissued. Effective September 17, 2012 the Board of Directors passed a resolution eliminating and discontinuing all Series B Convertible Preferred Series stock and required that all preferred stock shall be returned to the Company treasury. As of December 31, 2012 and 2011, no shares of Series B Convertible Preferred Stock are issued nor outstanding.

Convertible Preferred Stock Series C

The Company authorized for issuance 10,000 shares of preferred stock, designated as Series C Preferred Stock (“Series C”), as the result of a previously negotiated investment plan with a specific investment group. The agreement was fulfilled in 2011 and the group no longer retains rights to the convertible preferred stock Series C. Effective September 17, 2012 the Board of Directors passed a resolution eliminating and discontinuing all Series C Convertible Preferred Series stock and required that all preferred stock shall be returned to the Company treasury. During 2012 and 2011, there were no shares of Series C convertible preferred stock issued and no shares were outstanding.

Common Stock Dividend Restrictions

As of December 31, 2012, there are no restrictions on common stock dividends. As of December 31, 2011, there was a restriction on the common stock dividends as any cumulative preferred stock dividends are required to be paid prior to any common stock dividends being paid. Also, at December 31, 2012, retained earnings were not restricted upon involuntary liquidation, however at December 31, 2011, retained earnings would be restricted upon an involuntary liquidation by the cumulative unpaid preferred dividends to the preferred stockholders and for the $1 per share Series A and $240 per share Series B liquidation preferences.

Common Stock Issuances

During 2011, the 1,667 issuable shares listed on the balance sheet as of December 31, 2010 were issued.

During 2011, two former employees completed cashless exercises of their options for which 269 shares of common stock were issued. The Company did not receive funds from these options exercises as they were cashless.

During 2011, 5,957 shares of common stock were issued pursuant to a consultant agreement for strategic investor marketing services. The shares were priced at $7.05 per share based on the ten day trailing average closing price at the time of the issuance in accordance with the agreement and a $42,000 consulting expense was recorded in relation to this transaction.

During 2011, a member of the Board of Directors exercised 23,333 warrants which he previously received in exchange for a personal guarantee of a bank note provided on behalf of the Company in May 2008. The Company received $7,000 from the exercise of these warrants.

During 2011, a beneficial owner of more than 5% of the outstanding common stock, exercised 10,000 warrants which he previously received in exchange for a personal guarantee of a bank note provided on behalf of the Company in May 2008. The Company received $3,000 from the exercise of these warrants.

During 2011, a beneficial owner of more than 10% of the outstanding common stock, exercised 133,333 warrants which he previously received in exchange for a personal guarantee of a bank note provided on behalf of the Company in May 2008. The Company received $40,000 from the exercise of these warrants.

During 2011, 5,000 shares of common stock were issued to a former consultant in consideration for the release of a claim on intellectual property with a fair value related expense of $19,500 recorded.

Effective February 17, 2012, the issued and outstanding shares of the Company’s $0.001 par value common stock were reverse split at a ratio of one for thirty (1:30) as a part of our plan to up-list our common stock on to the NASDAQ Stock Market. All fractional shares resulting from the reverse split were rounded up to the next full numbers. As a result of the rounding up effect, 97 additional shares of common stock were issued that are included in the S-1 registration statement. The company received no monetary consideration for these 97 shares.

During February 2012 our Form S-1 registration statement became effective that allowed us to sell 2,222,222 shares of common stock to our underwriter. We received $8,913,302 in net proceeds from this sale after related costs for this transaction.

Our Form S-1 registration statement included 333,333 shares of common stock that were sold in March 2012 to our underwriter pursuant to the over-allotment provision of our underwriting contract. We received $1,387,499 in net proceeds from this sale after related costs for this transaction.

Also in March 2012, pursuant to stock purchase agreement, we sold to seven investors a total of 570,000 shares of common stock at $4.50 per share. We received $2,253,008 in net proceeds from this sale after related costs for this transaction.

During March 2012, a beneficial owner of approximately 8%, exercised 10,071 warrants he previously received in relation to a note provided to the Company which has since been paid in full. The company received $3,021 from this transaction.

March 20, 2012, 15,000 shares of common stock were issued in consideration for strategic investor marketing services rendered for the benefit of the company. A $69,450 consulting expense was recorded in relation to this transaction based on the fair market value of the stock on the date of grant.

On each of April 5, May 7, June 6, July 2, August 1, September 7, October 1 and November 1, 2012, the company issued 13,500 shares of common stock to a consultant in consideration for strategic investor marketing services rendered for the benefit of the company. A $569,970 consulting expense was recorded in relation to these issuances based on the fair market value of the stock on the dates of the grants.

Between April 4-12, 2012, 57,000 shares of common stock were issued in relation to common stock bonuses granted to officers and employees. 50,750 of these common shares were issued to three officers with a fair value of $243,600 in accordance with their employment agreement bonus provisions. Two employees were awarded a total of 6,250 common shares with a fair value total of $30,000.

On April 12, 2012, a holder of 2,500 shares of convertible Series A preferred stock completed the conversion of those shares into common shares. At the same time, the holder also converted an accrued preferred stock dividend of $250 into common shares. For these conversions, the holder received 458 common shares based upon the conversion features of the convertible Series A preferred stock and accrued preferred stock dividends.

On May 4, 2012, a holder of 45,000 shares of convertible Series A preferred stock completed the conversion of those shares into common shares. At the same time, the holder also converted an accrued preferred stock dividend of $4,500 into common shares. For these conversions, the holder received 8,645 common shares based upon the conversion features of the convertible Series A preferred stock and accrued preferred stock dividends.

On May 30, 2012, a holder of 3,043 shares of convertible Series A preferred stock completed the conversion of those shares into common shares. At the same time, the holder also converted an accrued preferred stock dividend of $304 into common shares. For these conversions, the holder received 558 common shares based upon the conversion features of the convertible Series A preferred stock and accrued preferred stock dividends.

On June 21, 2012, 1,000 shares of common stock were issued to a consultant in consideration for strategic investor marketing services rendered for the benefit of the company and a $6,450 consulting expense was recorded in relation to these issuances based on the fair market value of the stock on the date of the grant.

On June 28 and 29, July 2, 3, 16 and 27, 2012, we sold 234,332 shares of common stock to nine investors at $4.50 per share pursuant to stock purchase agreements net proceeds of $975,455 after related costs for this transaction.

On September 7, 2012, 1,052 shares of common stock were issued as a royalty to James McKenzie, majority owner of CUI, Inc. prior to the May 2008 asset acquisition by CUI Global. The shares were valued at $6,638.

On September 27, 2012, 4,596 shares of common stock were issued to an employee as a bonus. These shares were expensed at a fair value of $25,000 as of the date of issuance.

On October 16, 2012, 2,500 shares of common stock were issued to a consultant in consideration for strategic investor marketing services rendered for the benefit of the company and a $12,825 consulting expense was recorded in relation to these issuances based on the fair market value of the stock on the date of the grant.

Non-Employee Stock Warrants

During 2012 and 2011, no warrants were issued by the Company.

A summary of the warrants issued to non-employees for services as of December 31, 2012 and 2011 and changes during the years is presented below:

	2012		2011
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Balance at beginning of period	10,071	$0.30	416,634	$3.58
Granted	-	$-	-	$-
Exercised	(10,071)	$0.30	(166,667)	$0.30
Forfeited (expired)	-	$-	(239,896)	$6.00
Balance at end of period	-	$-	10,071	$0.30
Warrants exercisable at end of period	-	$-	10,071	$0.30
Weighted average fair value of warrants granted during the period		$-		$-

During 2011, warrants to purchase 239,896 shares of common stock expired during the year and are recorded as forfeited in the table above.

The following table summarizes information about non-employee stock warrants outstanding and exercisable that were issued for services at December 31, 2012 and 2011:

Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2012	Weighted Average Exercise Price
$-	-	0.00 Years	$-	-	$-
	-	0.00 Years	$-	-	$-

Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
$0.30	10,071	0.62 Years	$0.30	10,071	$0.30
	10,071	0.62 Years	$0.30	10,071	$0.30

Employee Stock Options and Warrants

All options and warrants issued are presented at post reverse quantities.

On May 16, 2008 the Company’s Board of Directors adopted the Waytronx, Inc. 2008 Equity Incentive Plan (the “Equity Incentive Plan”) and authorized 1,500,000 shares of Common Stock to fund the Plan. At the 2008 Annual Meeting of Shareholders held on September 15, 2008, the Equity Incentive Plan was approved by the Company shareholders. At the 2009 Annual Meeting of Shareholders held on September 29, 2009, the shareholders approved an amendment to the 2008 Equity Incentive Plan to increase the number of common shares issuable under the plan from 1,500,000 to 3,000,000. All of these shares have been registered under Form S-8.

The 2008 Equity Incentive Plans is intended to: (a) provide incentive to employees of the Company and its affiliates to stimulate their efforts toward the continued success of the Company and to operate and manage the business in a manner that will provide for the long-term growth and profitability of the Company; (b) encourage stock ownership by employees, directors and independent contractors by providing them with a means to acquire a proprietary interest in the Company by acquiring shares of Stock or to receive compensation which is based upon appreciation in the value of Stock; and (c) provide a means of obtaining and rewarding employees, directors, independent contractors and advisors.

The 2008 Equity Incentive Plans provide for the issuance of incentive stock options (ISOs) and Non Statutory Options (NSOs) to employees, directors and independent contractors of the Company. The Board shall determine the exercise price per share in the case of an ISO at the time an option is granted and such price shall be not less than the fair market value or 110% of fair market value in the case of a ten percent or greater stockholder. In the case of an NSO, the exercise price shall not be less than the fair market value of one share of stock on the date the option is granted. Unless otherwise determined by the Board, ISOs and NSOs granted under the both plans have a maximum duration of 10 years.

On January 5, 2009 the Company Board of Directors received and approved a written report and recommendations of the Compensation Committee which included a detailed executive equity compensation report and market analysis and the recommendations of Compensia, Inc., a management consulting firm that provides executive compensation advisory services to compensation committees and senior management of knowledge-based companies. The Compensation Committee used the report and analysis as a basis for its formal written recommendation to the board. Pursuant to a January 8, 2009 board resolutionthe 2009 Equity Incentive Plan (Executive), a Non-Qualified Stock Option Plan, was created and funded with 4,200,000 shares of $0.001 par value common stock. The Compensation Committee was appointed as the Plan Administrator to manage the plan. On October 11, 2010, CUI Global authorized an additional 3,060,382 options under the 2009 Equity Incentive Plan (Executive). On September 21, 2012, CUI Global authorized an additional 330,000 options under the 2009 Equity Incentive Plan (Executive).

The 2009 Equity Incentive Plan (Executive) provides for the issuance of Incentive Non Statutory Options to attract, retain and motivate executive and management employees and directors and to encourage these individuals to acquire an equity interest in the Company, to make monetary payments to certain management employees and directors based upon the value of the Company’s stock and to provide these individuals with an incentive to maximize the success of the Company and further the interest of the shareholders. The Administrator of the plan is authorized to determine the exercise price per share at the time the option is granted, but the exercise price shall not be less than the fair market value on the date the option is granted. Stock options granted under the 2009 Plan have a maximum duration of 10 years.

At December 31, 2012, there are 1,328,833 shares of common stock available under the 2008 Equity Incentive Stock Plan and 378,151 available under the 2009 Equity Incentive Plan (Executive).

During the years ended 2012 and 2011, the Company recorded compensation expense of $232,785 and $166,367, respectively, for stock options that the requisite service was performed during the year. The compensation expense is recorded over the vesting period based upon fair market value of the options using the Black Scholes option model in accordance with FASB ASC 718 as discussed in section Employee Stock Options and Warrants.

A summary of the warrants and options issued to employees and directors as of December 31, 2012 and 2011 and changes during the year are presented below:

	2012		2011
	Number of Warrants and Options	Weighted Average Exercise Price	Number of Warrants and Options	Weighted Average Exercise Price
Balance at beginning of period	259,299	$7.75	293,372	$7.45
Exercised	-	$-	(1,000)	$5.70
Expired	(3,000)	$5.33	(33,073)	$2.81
Forfeited	-	$-	-	$-
Granted	425,842	$5.68	-	$-
Balance at end of period	682,141	$6.47	259,299	$7.75
Exercisable	262,952	$7.31	201,790	$7.44

As of December 31, 2012 and 2011, there were 419,189 and 57,509, respectively, non-vested warrants and options issued to employees and directors.

The weighted average fair value of warrants and options granted during the periods are as follows:

	2012	2011
Exercise price lower than the market price	$-	$-
Exercise price equaled the market price	$4.56 - $4.58	$-
Exercise price exceeded the market price	$6.00	$-

The fair value of warrants and options granted during 2012 was estimated on the dates of the grants using the following assumptions: dividend yield of 0%, expected volatilities of 84% - 91%, risk-free interest rates of 0.27%, and expected lives of 2 years. There were no warrants and options granted during 2011.

The following tables summarize information about employee stock warrants and options outstanding at December 31, 2012 and 2011:

Warrants and Options Outstanding December 31, 2012				Warrants and Options Exercisable December 31, 2012
Range of Exercise Price	Number Outstanding at December 31, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2012	Weighted Average Exercise Price
$4.56	84,675	1.15 Years	$4.56	-	$4.56
$4.58	10,167	0.14 Years	$4.58	10,167	$4.58
$5.70	39,750	0.37 Years	$5.70	39,750	$5.70
$6.00	330,000	4.70 Years	$6.00	27,500	$6.00
$7.50	124,573	1.10 Years	$7.50	124,573	$7.50
$9.00	92,976	1.06 Years	$9.00	60,962	$9.00
	682,141	8.52 Years	$6.47	262,952	$7.31

Warrants and Options Outstanding December 31, 2011				Warrants and Options Exercisable December 31, 2011
Range of Exercise Price	Number Outstanding at December 31, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
$5.70	41,750	1.17 Years	$5.70	41,750	$5.70
$7.50	124,573	3.37 Years	$7.50	117,372	$7.50
$9.00	92,976	3.15 Years	$9.00	42,668	$9.00
	259,299	7.69 Years	$7.75	201,790	$7.44

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
9.	RELATED PARTY TRANSACTIONS

As an integrated part of the CUI asset acquisition, the CUI Global, Inc. corporate offices were relocated to the CUI location at 20050 SW 112th Avenue, Tualatin, Oregon 97062. CUI and CUI Global occupy the 61,380 square feet of offices and warehouse premises under a ten year non-cancelable lease agreement beginning September 1, 2006 with Barakel, LLC (a related party) at a base monthly rent subject to periodic base payment increases plus real property taxes, utilities, insurance and common area maintenance charges. During the year ended December 31, 2012, the monthly base rent was $40,250 in accordance with the lease schedule. During the period January 1 through August 31, 2011, the monthly base rent was $40,000 and increased in accordance with the lease schedule to $40,250 for the period September 1 through December 31, 2011. Barakel, LLC is controlled by James McKenzie, who was a majority owner of CUI, Inc. prior to acquisition and Matt McKenzie, COO.

The Company recorded investment income of $59,623 and $41,472 during 2012 and 2011, respectively, related to its interest in Test Products International (“TPI”). During 2011, the Company assigned a note receivable from TPI with a balance of $192,508 to IED, Inc. toward the principal owed on notes payable. For further details regarding TPI, please see Note 2 discussion Investment – Equity Method.

In September 2010, the Company negotiated an amendment to the $14,000,000 seller’s promissory note to International Electronic Devices, Inc., of which a related party and two corporate officers, one of whom is also a director, are principals in the corporate note holder. This amendment provided forgiveness of the principal balance of $1,588,063 and forgiveness of accrued interest of $724,729, as well as an extension of the maturity date to May 15, 2018. The total forgiveness of debt and accrued interest of $2,312,792 was recorded as additional paid in capital in 2010. In exchange for this amendment, the Company agreed to make principal payments totaling $1,500,000 as follows: $1,200,000 before December 31, 2010 and an additional $300,000 in January 2011. Additionally, the Company agreed to assign a note receivable owed to CUI Inc. from TPI in the amount of $187,208 to IED during the first quarter of 2011. During 2010, $200,000 of the $1,200,000 in principal that was due before December 31, 2010 was settled for 33,333 shares of common stock at a conversion price of $6.00 per share. A related party and two corporate officers, one of whom is also a director are principals in the corporate note holder and each received shares from this transaction. During 2012 and 2011, the Company made regular interest payments on this seller’s promissory note in accordance with the terms of the note. Additionally, during 2012, the Company repaid $3,000,000 of the principal balance from proceeds received through the equity issuances. At December 31, 2012, the balance of this note is $7,303,683 and is held in long term notes payable, related party.

In April 2011, a member of the Board of Directors exercised 23,333 warrants at $0.30 per share which he previously received in exchange for a personal guarantee of a bank note provide don behalf of the Company in May 2008. The Company received $7,000 of proceeds from this warrant exercise.

In May 2011, a beneficial owner of more than 5% of the outstanding common stock, exercised 10,000 warrants at $0.30 per share which he previously received in exchange for a personal guarantee of a bank note provided on behalf of the Company in May 2008. The Company received $3,000 from this warrant exercise.

Also in May 2011, a beneficial owner of approximately 8% of the outstanding common stock, exercised 133,333 warrants at $0.30 per share which he previously received in exchange for a personal guarantee of a bank note provided on behalf of the Company in May 2008. The Company received $40,000 from this warrant exercise.

In July 2011, a CUI Global officer provided a short term convertible loan of $35,000 to the Company which accrues interest at 6% per annum, convertible at $0.17 per common share. The balance of this loan was repaid in full during 2012. At December 31, 2012 and 2011, the balance of this loan was $0 and $35,000, respectively, and is included in Convertible notes payable, related party, current portion due. There was no beneficial conversion on the convertible note as the conversion price was equal to the fair value on the date of grant.

In March 2012, a beneficial owner of approximately 8% of the outstanding common stock exercised 10, 071 warrants at $0.30 per share which he previously received in relation to a note provided to the Company which has since been paid in full. The Company received $3,021 from this warrant exercise.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
Discontinued Operation, Income (Loss) From Discontinued Operation Disclosures [Abstract]
Discontinued Operations
10.	DISCONTINUED OPERATIONS

Effective July 1, 2011, CUI Global entered into an agreement to convey its 49% ownership interest in Comex Electronics to the owners of the remaining 51% who are the original founders and were the original owners of Comex Instruments, for $617,975 in the form of a five year note receivable bearing interest at 4% per annum. The Company’s continuing operations focus on the development, manufacturing and sale of electrical components. There were no discontinued operations in 2012. Revenue and expenses allocated to discontinued operations for the year ended December 31, 2011 were limited to revenue and expenses that were directly related to the operations of Comex Electronics, or that were eliminated as a result of the sale of the subsidiary. As a result, certain continuing indirect costs that were previously allocated to Comex were not allocated to discontinued operations. It is expected that the Company and Comex Electronics will continue a business relationship. Comex Electronics is a customer of CUI Global and also a vendor to CUI Global that provides manufacturing and other services.

The results of operations from discontinued operations are set forth below:

	For the year ended December 31,
	2012	2011

Total revenues	$-	$1,280,485
Cost of revenues	-	1,146,443
Gross profit	-	134,042
Selling, general, administrative and other	-	294,195
(Loss) from discontinued operations	-	(160,153)
Gain on sale of Comex Electronics	-	603,034
Net profit (loss) from discontinued operations	-	442,881
Less net profit (loss) from discontinued operations - noncontrolling interest	-	67,872
Net profit (loss) from discontinued operations allocable to common stocholders	$-	$375,009

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
11.	INCOME TAXES

The Company recognized losses for both financial and tax reporting purposes during each of the periods in the accompanying consolidated statements of operations. Accordingly, no provision for income taxes and/or deferred income taxes payable has been provided for in the accompanying consolidated financial statements.

An income tax benefit has not been recognized for operating losses generated in prior periods based on uncertainties concerning the ability to generate taxable income in future periods. At December 31, 2012, the Company had available net operating loss carry-forwards which expire in various years through the year ending December 31, 2032; however, because the Company has incurred significant operating losses, utilization of the tax loss carry-forwards are not assured. The increase in the valuation allowance for the year ended December 31, 2012 was approximately $481,000. As a result, the non-current deferred income tax asset arising from these net operating loss carry-forwards and from other temporary differences are not recorded in the accompanying balance sheets because a valuation allowance was established to fully reserve such assets due to the uncertainty of the Company’s realization of this benefit.

After consideration of all the evidence management has determined that a full valuation allowance is necessary to reduce the deferred tax assets to the amount that will more likely than not be realized.

In future periods, tax benefits and related deferred tax assets will be recognized when management considers realization of such amounts to be more likely than not.

The Company’s tax expense differs from the “expected” tax expense for the periods ended December 31, 2012 and 2011, computed by applying the Federal Corporate tax rate of 34% to loss before taxes, as follows:

	2012	2011
Computed "expected" tax benefit	$(800,084)	$(16,579)
State tax benefit, net of federal effect	(166,285)	(2,124)
Change in valuation allowance	480,742	(98,800)
Non-deductible expenses	(435,030)	147,313
	$(920,657)	$29,810

For the periods ended December 31, 2012 and 2011, the tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities were as follows:

	2012	2011
Deferred tax assets (liabilities)
Intangible assets	$(8,046,564)	$(8,153,358)
Property and equipment	634,354	634,354
Net operating loss carryforwards	20,699,678	20,376,785
Contribution and other carryforwards	292,692	241,637
Inventory and accounts receivable reserves	139,999	139,999
Valuation allowance	(13,720,159)	(13,239,417)
Net deferred tax assets	$-	$-

CONCENTRATIONS	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentrations
12.	CONCENTRATIONS

During 2012, 59% of revenues were derived from five customers at 47%, 4%, 3%, 3%, and 2%. During 2011, 55% of revenues were derived from six customers at 41%, 4%, 3%, 3%, 2% and 2%.

The Company’s major product lines in 2012 and 2011 were external power, internal power and industrial controls.

At December 31, 2012, of the gross trade accounts receivable from continuing operations totaling $5,095,926, 57% was due from six customers: 37%, 8%, 3%, 3%, 3% and 3%. At December 31, 2011, of the gross trade accounts receivable from continuing operations totaling $3,819,641, 53% was due from eight customers: 21%, 9%, 7%, 5%, 4%, 3%, 2% and 2%.

STOCK-BASED EMPLOYEE COMPENSATION	12 Months Ended
Dec. 31, 2012
Employee Benefits and Share-Based Compensation [Abstract]
Stock-Based Employee Compensation
13.	STOCK-BASED EMPLOYEE COMPENSATION

Stock options granted are presented post reverse split using the 30 to 1 reverse split ratio.

On May 16, 2008, the Board of Directors approved the CUI Global, Inc. 2008 Equity Incentive Plan (“2008 Plan”) and authorized 1,500,000 shares of the Company’s common stock to fund the Plan. At the 2008 Annual Meeting of Shareholders the Equity Incentive Plan was approved by the Company shareholders. The 2008 Plan provides for the issuance of stock options to attract, retain and motivate employees, to encourage employees, directors and independent contractors to acquire an equity interest in the Company, to make monetary payments to certain employees based upon the value of the Company’s stock, and provide employees, directors and independent contractors with an incentive to maximize the success of the Company and further the interest of the shareholders. The 2008 Plan provides for the issuance of Incentive Stock Options and Non Statutory Options. The Administrator of the plan shall determine the exercise price per share at the time the option is granted, but the exercise price shall not be less than the fair market value on the date the option is granted. Stock options granted under the 2008 Plan have a maximum duration of 10 years.

At the 2009 Annual Meeting of Shareholders held on September 29, 2009, the shareholders approved an amendment to the 2008 Equity Incentive Plan to increase the number of common shares issuable under the plan from 1,500,000 to 3,000,000. All of these shares have been registered under Form S-8.

On January 5, 2009 the Company Board of Directors received and approved a written report and recommendations of the Compensation Committee which included a detailed executive equity compensation report and market analysis and the recommendations of Compensia, Inc., a management consulting firm that provides executive compensation advisory services to compensation committees and senior management of knowledge-based companies. The Compensation Committee used the report and analysis as a basis for its formal written recommendation to the board. Pursuant to a January 8, 2009 board resolution the 2009 Equity Incentive Plan (Executive), a Non-Qualified Stock Option Plan, was created and funded with 4,200,000 shares of $0.001 par value common stock. The Compensation Committee was appointed as the Plan Administrator to manage the plan. October 11, 2010, CUI Global authorized an additional 3,060,382 options under the 2009 Equity Incentive Plan (Executive).

The 2009 Equity Incentive Plan (Executive) provides for the issuance of Incentive Non Statutory Options to attract, retain and motivate executive and management employees and directors and to encourage these individuals to acquire an equity interest in the Company, to make monetary payments to certain management employees and directors based upon the value of the Company’s stock and to provide these individuals with an incentive to maximize the success of the Company and further the interest of the shareholders. The Administrator of the plan is authorized to determine the exercise price per share at the time the option is granted, but the exercise price shall not be less than the fair market value on the date the option is granted. Stock options granted under the 2009 Plan have a maximum duration of 10 years.

The fair value of each stock option is estimated on the date of grant using a Black Scholes Pricing Model. The fair value of warrants and options granted during 2012 was estimated on the dates of the grants using the following assumptions: dividend yield of 0%, expected volatilities of 84% - 91%, risk-free interest rates of 0.27%, and expected lives of 2 years. During the year ended December 31, 2011, the Company did not grant any stock options.

The following information is presented post reverse split for the stock option activity for the year ended December 31, 2012:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
Outstanding at December 31, 2010	293,372	$7.45	8.37 Years	$66,544
Exercised	(1,000)	$5.70
Expired	(33,073)	$2.81
Forfeited	-	$-
Granted	-	$-
Outstanding at December 31, 2011	259,299	$7.75	7.69 Years	$-
Exercised	-	$-
Expired	(3,000)	$5.33
Forfeited	-	$-
Granted	425,842	$5.68	6.00 Years
Outstanding at December 31, 2012	682,141	$6.47	8.52 Years	$88,000
Outstanding exercisable at December 31, 2012	262,952	$7.31	6.98 Years	$9,252

The weighted average fair value of warrants and options granted during the periods are as follows:

	2012	2011
Exercise price lower than the market price	$-	$-
Exercise price equaled the market price	$ 4.56 - $4.58	$-
Exercise price exceeded the market price	$6.00	$-

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates in 2012 and 2011 include estimates used to review the Company’s long-lived assets for impairment, allowances for uncollectible accounts, inventory valuation, valuations of non-cash capital stock issuances and the valuation allowance on deferred tax assets.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements for 2012 include the accounts of CUI Global, Inc. and its wholly owned subsidiaries CUI, Inc. and CUI Japan. The consolidated financial statements for 2011 include the accounts of CUI Global, Inc. and its wholly owned subsidiaries CUI, Inc. and CUI Japan and the discontinued operations of Comex Electronics through June 30, 2011. Significant intercompany accounts and transactions have been eliminated in consolidation.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

FASB Accounting Standards Codification No. 825 (“FASB ASC 825”), “Financial Instruments”, requires disclosures of information about the fair value of certain financial instruments for which it is practicable to estimate that value. For purposes of this disclosure, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced sale or liquidation.

Management believes the carrying amounts of the short-term financial instruments, including cash and cash equivalents, accounts receivable, restricted cash, prepaid expense and other assets, accounts payable, accrued liabilities, notes payable, deferred compensation and other liabilities reflected in the accompanying balance sheet approximate fair value at December 31, 2012 and 2011 due to the relatively short-term nature of these instruments. As of December 31, 2012 and 2011, the Company does not have financial assets or liabilities that are measured at fair value on a recurring basis.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash includes deposits at financial institutions with maturities of three months or less. The Company at times has cash in banks in excess of FDIC insurance limits and places its temporary cash investments with high credit quality financial institutions. At December 31, 2012 and 2011, the Company had $2,724,922 and $0 balances at financial institutions which were in excess of the FDIC insured limits. However, at December 31, 2012 the Company held $64,497 in Japanese foreign bank accounts and $421 in European foreign bank accounts. At December 31, 2011 the Company held $71,995 in Japanese foreign bank accounts and $62,664 in European foreign bank accounts.

Accounts Receivable and Allowance for Uncollectible Accounts

Accounts Receivable and Allowance for Uncollectible Accounts

Accounts receivable consist of the receivables associated with the revenue derived from product sales. An allowance for uncollectible accounts is recorded to allow for any amounts that may not be recoverable, based on an analysis of prior collection experience, customer credit worthiness and current economic trends. Based on management’s review of accounts receivable, an allowance for doubtful accounts of $130,000 and $125,000 was recorded at December 31, 2012 and 2011, respectively. The reserve in both periods takes into account aged receivables that management believes should be specifically reserved for as well as historic experience with bad debts to determine the total reserve appropriate for each period. Receivables are determined to be past due based on the payment terms of original invoices. The Company grants credit to its customers, with standard terms of Net 30 days. The Company routinely assesses the financial strength of its customers and, therefore, believes that its accounts receivable credit risk exposure is limited. Additionally, the Company maintains a foreign credit receivables insurance policy that covers many of its receivable balances in effort to further reduce credit risk exposure.

Inventory

Inventory

Inventories consist of finished and un-finished products and are stated at the lower of cost or market; using the first-in, first-out (FIFO) method as a cost flow convention. At December 31, 2012 and 2011 inventory is valued, net of allowances, at $4,843,905 and $3,563,111, respectively. The allowances for inventory were $250,000 and $240,000 at December 31, 2012 and 2011, respectively. At December 31, 2012, CUI had finished goods of $4,675,032, raw materials of $365,242, and work in process of $53,631.

Furniture, Equipment and Software

Furniture, Equipment and Software

Furniture, equipment and software are recorded at cost and include major expenditures, which increase productivity or substantially increase useful lives.

Maintenance, repairs and minor replacements are charged to expenses when incurred. When furniture and equipment is sold or otherwise disposed of, the asset and related accumulated depreciation are removed from this account, and any gain or loss is included in the statement of operations.

The cost of furniture, equipment and software is depreciated over the estimated useful lives of the related assets. Depreciation is computed using the straight-line method for financial reporting purposes. The estimated useful lives and accumulated depreciation for furniture, equipment and software are as follows:

Estimated Useful Life
Furniture and equipment	3 to 7 years
Software	3 to 5 years

Long-Lived Assets

Long-Lived Assets

Long-lived assets and certain identifiable assets related to those assets are periodically reviewed for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recoverable. In performing the review for recoverability, the future cash flows expected to result from the use of the asset and its eventual disposition are estimated.  If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, an impairment loss is recognized as the excess of the carrying amount over the fair value. Otherwise, an impairment loss is not recognized.  Management estimates the fair value and the estimated future cash flows expected.  Any changes in these estimates could impact whether there was impairment and the amount of the impairment. There were $278,428 and $0 of impairment expenses recorded by the Company in 2012 and 2011.

Identifiable Intangible Assets

Identifiable Intangible Assets

Intangible assets are stated at cost net of accumulated amortization and impairment. The fair value for intangible assets acquired through acquisitions is measured at the time of acquisition utilizing the following inputs, as needed:

1.	Inputs used to measure fair value are unadjusted quote prices available in active markets for the identical assets or liabilities if available.
2.	Inputs used to measure fair value, other than quoted prices included in 1, are either directly or indirectly observable as of the reporting date through correlation with market data, including quoted prices for similar assets and liabilities in active markets and quoted prices in inactive markets. This includes assets and liabilities valued using models or other pricing methodologies that do not require significant judgment since the input assumptions used in the models, such as interest rates and volatility factors, are corroborated by readily observable data from actively quoted markets for substantially the full life of the asset.
3.	Inputs used to measure fair value are unobservable inputs supported by little or no market activity and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management’s estimates of market participant assumptions.
4.	Expert appraisal and fair value measurement as completed by third party experts.

Intangible assets with a determinable finite life, other than goodwill, including technology rights and patents are amortized over an estimated useful life of 15 years or their estimated useful life if less than 15 years. Technology rights are amortized over a twenty year life and are reviewed for impairment annually. Patent costs are amortized over the life of the patent. Any patents not approved will be expensed at that time. Intangible assets are reviewed for impairment annually during the second quarter and whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recoverable. Through this review of all known events and circumstances, management concluded that an impairment charge of $278,428 was necessary regarding the Intangible, trademark and trade name V-Infinity during 2012. The analysis completed in 2012 determined that there was no other impairment necessary during 2012 to other intangible assets.

Goodwill Assets

Goodwill Assets

As detailed in ASC 350 Intangibles-Goodwill and Other subsection 20, the Company tests for goodwill impairment in the second quarter of each year and whenever events or changes in circumstances indicate that the carrying amount of the asset exceeds its fair value and may not be recoverable.

As detailed in ASC 350-20-35-3A, in performing its testing for goodwill impairment, management has completed a qualitative analysis to determine whether it was more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. To complete this review, management followed the steps in ASC 350-20-35-3C to evaluate the fair values of goodwill and considered all known events and circumstances that might trigger an impairment of goodwill. The analysis completed in both 2012 and 2011, determined that there was no impairment necessary to goodwill assets. Through the reviews completed in 2012 and 2011, management concluded that there were no events or circumstances that triggered an impairment (and there was no expectation that a reporting unit or a significant portion of a reporting unit would be sold or otherwise disposed of in the following year), therefore, no further analysis was necessary to prepare for goodwill impairment beyond the steps in 350-20-35-3C in accordance with ASU 2011-08.

CUI Global has adopted ASU 2011-08, which simplifies how an entity is required to test goodwill for impairment. The ASU allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under this ASU, CUI is not required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU includes a number of factors to consider in conducting the qualitative assessment. We adopted ASU 2011-08 during the year ended December 31, 2012. The adoption of ASU 2011-08 did not have an impact on our consolidated financial statements.

Investment - Equity Method

Investment – Equity Method

Through the acquisition of CUI, Inc. the Company obtained 352,589 common shares (representing a 11.54% interest at December 31, 2012 and 2011, respectively) in Test Products International, Inc., hereafter referred to as TPI. TPI is a provider of handheld test and measurement equipment. CUI Global enjoys a close association with this affiliate through common Board of Director membership and participation, that allows for a significant amount of influence over affiliate business decisions. Accordingly, for financial statement purposes, the Company accounts for its investment in this affiliated entity under the equity method. A summary of the unaudited financial statements of the affiliate for the years ended December 31, 2012 and 2011 are as follows:

	2012	2011
Current assets	$6,509,736	$5,532,030
Non-current assets	540,518	577,335
Total Assets	$7,050,254	$6,109,365

Current liabilities	$3,272,360	$2,696,409
Non-current liabilities	1,203,826	1,355,370
Stockholders' equity	2,574,068	2,057,586
Total Liabilities and Stockholders' Equity	$7,050,254	$6,109,365

Revenues	$12,538,711	$12,280,892
Operating income	757,484	598,691
Net profit	516,482	359,254
Company share of Net Profit at 11.54%	59,623	41,472
Equity investment in affiliate	$258,244	$198,621

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock based compensation using FASB Accounting Standards Codification No. 718 (“FASB ASC 718”), “Compensation – Stock Compensation”. FASB Codification No. 718 requires the fair value of all stock-based employee compensation awarded to employees to be recorded as an expense over the related vesting period. The statement also requires the recognition of compensation expense for the fair value of any unvested stock option awards outstanding at the date of adoption. Employee stock compensation is recorded at fair value using the Black Scholes Pricing Model. The underlying assumptions used in the Black Scholes Pricing Model by the Company are taken from publicly available sources including, volatility is calculated using historic stock price information from online finance websites such as Google Finance and Yahoo Finance, the stock price on the date of grant is obtained from online finance websites such as those previously noted, appropriate discount rates are obtained from the United States Federal Reserve economic research and data website and other inputs are determined based on previous experience and related estimates.

See Note 13 STOCK-BASED EMPLOYEE COMPENSATION for additional disclosure and discussion of the employee stock plan and activity.

Common stock, stock options and common stock warrants issued to other than employees or directors are recorded on the basis of their fair value, as required by FASB ASC 505, which is measured as of the date required by FASB ASC 505, “Equity – Based Payments to Non-Employees”. In accordance with FASB ASC 505, the stock options or common stock warrants are valued using the Black-Scholes option pricing model on the basis of the market price of the underlying common stock on the “valuation date,” which for options and warrants related to contracts that have substantial disincentives to non-performance is the date of the contract, and for all other contracts is the vesting date. Expense related to the options and warrants is recognized on a straight-line basis over the shorter of the period over which services are to be received or the vesting period. Where expense must be recognized prior to a valuation date, the expense is computed under the Black-Scholes option pricing model on the basis of the market price of the underlying common stock at the end of the period, and any subsequent changes in the market price of the underlying common stock up through the valuation date is reflected in the expense recorded in the subsequent period in which that change occurs.

Revenue Recognition

Revenue Recognition

The recognition of revenues requires judgment, including whether a sale includes multiple elements, and if so, whether vendor-specific objective evidence (VSOE) of fair value exists for those elements. Customers receive certain elements of CUI Global products over a period of time. These elements include licensing rights to manufacture and sell our proprietary patent protected products. The ability to identify VSOE for those elements and the fair value of the respective elements could materially impact the amount of earned and unearned revenue. CUI Global does not have any history as to the costs expected to be incurred in granting licensing rights relating to its products. Therefore, revenues may be recorded that are not in proportion to the costs expected to be incurred in performing these services.

Revenues from warranty and maintenance activities are recognized ratably over the term of the warranty and maintenance period and the unrecognized portion is recorded as deferred revenue.

Revenues in connection with electronic devices, component, and test and measurement equipment are recognized at the time the product is shipped to the customer, collectability is reasonably assumed, the price is fixed and determinable and persuasive evidence of arrangement exists.

Shipping and Handling Costs

Shipping and Handling Costs

Amounts billed to customers in sales transactions related to shipping and handling represent revenues earned for the goods provided and are included in sales, and were $53,539 and $60,628 for the years ended December 31, 2012 and 2011, respectively. The Company expenses inbound shipping and handling costs as cost of revenues.

Warranty Reserves	Warranty Reserves A warranty reserve liability is recorded based on estimates of future costs on sales recognized. There was no warranty reserve recorded at December 31, 2012 or 2011.
Advertising

Advertising

The costs incurred for producing and communicating advertising are charged to operations as incurred. Advertising expense for the years ended December 31, 2012 and 2011 was $872,250 and $837,584, respectively.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method of FASB Accounting Standards Codification No. 740 (“FASB ASC 740”), “Income Taxes”. Under FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income in the period that includes the enactment date.

Valuation allowances have been established against deferred tax assets due to uncertainties in the Company’s ability to generate sufficient taxable income in future periods to make realization of such assets more likely than not. An income tax benefit has not been recognized for its operating losses generated during 2012 and 2011 based on uncertainties concerning the ability to generate taxable income in future periods. There was no income tax receivable at December 31, 2012 and 2011. In future periods, tax benefits and related deferred tax assets will be recognized when management considers realization of such amounts to be more likely than not.

The Company’s Federal and State tax returns for the years 2007-2012 remain open to examination by the tax authorities.

Net Loss Per Share

Net Loss Per Share

In accordance with FASB Accounting Standards Codification No. 260 (“FASB ASC 260”), “Earnings Per Share”, basic net loss per share is computed by dividing the net loss available to common stockholders for the period by the weighted average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common and common equivalent shares outstanding during the period. Common equivalent shares outstanding as of December 31, 2012 and 2011, which consist of options, warrants, convertible notes and convertible preferred stock, have been excluded from the diluted net loss per common share calculations because they are anti-dilutive. Accordingly, diluted net loss per share is the same as basic net loss per share for 2012 and 2011. The following table summarizes the potential common stock shares at December 31, 2012 and 2011, which may dilute future earnings per share.

	2012	2011
Convertible preferred stock	-	9,266
Warrants and options, vested	262,952	211,861
Convertible debt	-	6,863
	262,952	227,990

Foreign Currency Translation

Foreign Currency Translation

The financial statements of the Company's foreign offices have been translated into U.S. dollars in accordance with FASB ASC 830, “Foreign Currency Matters” (FASB ASC 830). All balance sheet accounts have been translated using the exchange rate in effect at the balance sheet date. Income statement amounts have been translated using an appropriately weighted average exchange rate for the year. The translation gains and losses resulting from the changes in exchange rates during 2012 and 2011 have been reported in accumulated other comprehensive income, except for gains and losses resulting from the translation of intercompany receivables and payables, which are included in earnings for the period.

Segment Reporting

Segment Reporting

For the year ended December 31, 2012 and 2011, the Company operates in one operating segment based on the activities of the company in accordance with the ASC 280-10. Operating segments are defined as components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance.The Company does not disaggregate profit and loss information on a segment basis for internal management reporting purposes to our chief operating decision maker group which consists of our Chief Executive Officer, Chief Financial Officer and Chief Operating Officer, and therefore such information is not presented.

The 10-K filing for the year ended 2011 presented five operating segments based on the products offered, which included: External Power, Internal Power, Industrial Controls, Discontinued Operations and Other. Management determined that presenting these as a consolidated segment is the best presentation as the business activities of CUI Global are not organized on the basis of differences related to products, services or geography. The Company’s chief operating decision maker looks at the operations as a whole when making operating decisions and allocating resources.

Reclassification	Reclassification Certain amounts from the prior period have been reclassified to conform to the current period presentation.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June, 2011, the FASB issued ASU No. 2011-05, which amends ASC Topic 220, Comprehensive Income. Under the amendment, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this ASU have been applied retrospectively.

In December 2011, FASB issued Accounting Standards Update 2011-11, Balance Sheet - Disclosures about Offsetting Assets and Liabilities” to enhance disclosure requirements relating to the offsetting of assets and liabilities on an entity's balance sheet. The update requires enhanced disclosures regarding assets and liabilities that are presented net or gross in the statement of financial position when the right of offset exists, or that are subject to an enforceable master netting arrangement. The new disclosure requirements relating to this update are retrospective and effective for annual and interim periods beginning on or after January 1, 2013. The update only requires additional disclosures, as such, the adoption of this standard did not have a material impact on our results of operations, cash flows or financial condition.

In July 2012, the FASB issued updated guidance on the periodic testing of indefinite-lived intangible assets, other than goodwill, for impairment. This updated guidance will allow companies the option to first assess qualitative factors to determine if it is more-likely-than-not that an indefinite-lived intangible asset might be impaired and whether it is necessary to perform the quantitative impairment test required under current accounting standards. This guidance is applicable for reporting periods beginning after September 15, 2012. This updated guidance did not have a material impact on our results of operations, cash flows or financial condition.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Estimated Useful Lives and Accumulated Depreciation for Furniture, Equipment and Software	The estimated useful lives and accumulated depreciation for furniture, equipment and software are as follows:
Estimated Useful Life
Furniture and equipment	3 to 7 years
Software	3 to 5 years

Summary of Unaudited Financial Statements of Affiliate
A summary of the unaudited financial statements of the affiliate for the years ended December 31, 2012 and 2011 are as follows:

	2012	2011
Current assets	$6,509,736	$5,532,030
Non-current assets	540,518	577,335
Total Assets	$7,050,254	$6,109,365

Current liabilities	$3,272,360	$2,696,409
Non-current liabilities	1,203,826	1,355,370
Stockholders' equity	2,574,068	2,057,586
Total Liabilities and Stockholders' Equity	$7,050,254	$6,109,365

Revenues	$12,538,711	$12,280,892
Operating income	757,484	598,691
Net profit	516,482	359,254
Company share of Net Profit at 11.54%	59,623	41,472
Equity investment in affiliate	$258,244	$198,621

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table summarizes the potential common stock shares at December 31, 2012 and 2011, which may dilute future earnings per share.

	2012	2011
Convertible preferred stock	-	9,266
Warrants and options, vested	262,952	211,861
Convertible debt	-	6,863
	262,952	227,990

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment Net

Property and equipment is summarized as follows at December 31, 2012 and 2011:

	2012	2011
Building	$-	$-
Equipment	2,577,681	2,193,817
Computers and software	883,408	778,985
	3,461,089	2,972,802
Less accumulated depreciation	(2,444,870)	(2,061,992)
	$1,016,219	$910,810

GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Gross carrying amount and accumulated amortization of intangible assets

At December 31, 2012, the gross carrying amount and accumulated amortization of intangible assets, other than goodwill, are as follows:

	Gross Assets	Accumulated Amortization	Net
Trademarks and tradename	$5,988,256	$(109,540)	$5,878,716
Customer lists	1,857,000	-	1,857,000
Technology rights	303,664	(77,779)	225,885
Technology – patent pending	551,559	-	551,559
Other intangibles assets	154,470	(49,106)	105,364

Total	$8,854,949	(236,425)	$8,618,524

At December 31, 2011, the gross carrying amount and accumulated amortization of intangible assets, other than goodwill, are as follows:

	Gross Assets	Accumulated Amortization	Net
Trademarks and tradename	$6,266,684	$-	$6,266,684
Customer lists	1,857,000	-	1,857,000
Technology rights	303,664	(51,269)	252,395
Technology – patent pending	551,559	-	551,559
Other intangibles assets	74,127	(34,724)	39,403

Total	$9,053,034	$(85,993)	$8,967,041

NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Schedule of Notes Payable Convertible Notes Payable and Convertible Notes Payable Related Parties

Notes payable is summarized as follows at December 31, 2012 and 2011:

	December 31,
	2012	2011
(a) Term Note - bank	$-	$4,000,000
(b) Acquisition Note Payable	7,303,683	10,303,683
(c) Convertible Note Payable - related party	-	35,000

Schedule of Maturities of Long-term Debt

The following table details the maturity of the notes payable for CUI Global, Inc. as of December 31, 2012:

	2013	2014	2015	2016	2017	Thereafter	Total
Notes Payable Maturities:	$-	$-	$-	$-	$-	$7,303,683	$7,303,683

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Operating Leases
	2013	2014	2015	2016	2017	Thereafter
Operating Leases:	$484,000	$486,000	$487,000	$326,000	$-	$-

STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Option Indexed to Issuer's Equity [Line Items]
Summary of Warrants and Options Issued

The following information is presented post reverse split for the stock option activity for the year ended December 31, 2012:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
Outstanding at December 31, 2010	293,372	$7.45	8.37 Years	$66,544
Exercised	(1,000)	$5.70
Expired	(33,073)	$2.81
Forfeited	-	$-
Granted	-	$-
Outstanding at December 31, 2011	259,299	$7.75	7.69 Years	$-
Exercised	-	$-
Expired	(3,000)	$5.33
Forfeited	-	$-
Granted	425,842	$5.68	6.00 Years
Outstanding at December 31, 2012	682,141	$6.47	8.52 Years	$88,000
Outstanding exercisable at December 31, 2012	262,952	$7.31	6.98 Years	$9,252

Information about Non-Employee Stock Warrants Outstanding and Exercisable

The following table summarizes information about non-employee stock warrants outstanding and exercisable that were issued for services at December 31, 2012 and 2011:

Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2012	Weighted Average Exercise Price
$-	-	0.00 Years	$-	-	$-
	-	0.00 Years	$-	-	$-

Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
$0.30	10,071	0.62 Years	$0.30	10,071	$0.30
	10,071	0.62 Years	$0.30	10,071	$0.30

Weighted Average Fair Value of Warrants and Options Granted

The weighted average fair value of warrants and options granted during the periods are as follows:

	2012	2011
Exercise price lower than the market price	$-	$-
Exercise price equaled the market price	$4.56 - $4.58	$-
Exercise price exceeded the market price	$6.00	$-

Information about Employee Stock Warrants and Options Outstanding

The following tables summarize information about employee stock warrants and options outstanding at December 31, 2012 and 2011:

Warrants and Options Outstanding December 31, 2012				Warrants and Options Exercisable December 31, 2012
Range of Exercise Price	Number Outstanding at December 31, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2012	Weighted Average Exercise Price
$4.56	84,675	1.15 Years	$4.56	-	$4.56
$4.58	10,167	0.14 Years	$4.58	10,167	$4.58
$5.70	39,750	0.37 Years	$5.70	39,750	$5.70
$6.00	330,000	4.70 Years	$6.00	27,500	$6.00
$7.50	124,573	1.10 Years	$7.50	124,573	$7.50
$9.00	92,976	1.06 Years	$9.00	60,962	$9.00
	682,141	8.52 Years	$6.47	262,952	$7.31

Warrants and Options Outstanding December 31, 2011				Warrants and Options Exercisable December 31, 2011
Range of Exercise Price	Number Outstanding at December 31, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
$5.70	41,750	1.17 Years	$5.70	41,750	$5.70
$7.50	124,573	3.37 Years	$7.50	117,372	$7.50
$9.00	92,976	3.15 Years	$9.00	42,668	$9.00
	259,299	7.69 Years	$7.75	201,790	$7.44

Warrant [Member]
Option Indexed to Issuer's Equity [Line Items]
Summary of Warrants and Options Issued

A summary of the warrants issued to non-employees for services as of December 31, 2012 and 2011 and changes during the years is presented below:

	2012		2011
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Balance at beginning of period	10,071	$0.30	416,634	$3.58
Granted	-	$-	-	$-
Exercised	(10,071)	$0.30	(166,667)	$0.30
Forfeited (expired)	-	$-	(239,896)	$6.00
Balance at end of period	-	$-	10,071	$0.30
Warrants exercisable at end of period	-	$-	10,071	$0.30
Weighted average fair value of warrants granted during the period		$-		$-

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operation, Income (Loss) From Discontinued Operation Disclosures [Abstract]
Summary Statement of Discontinued Operations for Discontinued Operations

The results of operations from discontinued operations are set forth below:

	For the year ended December 31,
	2012	2011

Total revenues	$-	$1,280,485
Cost of revenues	-	1,146,443
Gross profit	-	134,042
Selling, general, administrative and other	-	294,195
(Loss) from discontinued operations	-	(160,153)
Gain on sale of Comex Electronics	-	603,034
Net profit (loss) from discontinued operations	-	442,881
Less net profit (loss) from discontinued operations - noncontrolling interest	-	67,872
Net profit (loss) from discontinued operations allocable to common stocholders	$-	$375,009

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Computation of Tax Expense Applying Federal Corporate Tax Rate

The Company’s tax expense differs from the “expected” tax expense for the periods ended December 31, 2012 and 2011, computed by applying the Federal Corporate tax rate of 34% to loss before taxes, as follows:

	2012	2011
Computed "expected" tax benefit	$(800,084)	$(16,579)
State tax benefit, net of federal effect	(166,285)	(2,124)
Change in valuation allowance	480,742	(98,800)
Non-deductible expenses	(435,030)	147,313
	$(920,657)	$29,810

Significant Portions of Deferred Tax Assets and Liabilities

For the periods ended December 31, 2012 and 2011, the tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities were as follows:

	2012	2011
Deferred tax assets (liabilities)
Intangible assets	$(8,046,564)	$(8,153,358)
Property and equipment	634,354	634,354
Net operating loss carryforwards	20,699,678	20,376,785
Contribution and other carryforwards	292,692	241,637
Inventory and accounts receivable reserves	139,999	139,999
Valuation allowance	(13,720,159)	(13,239,417)
Net deferred tax assets	$-	$-

STOCK-BASED EMPLOYEE COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock Option Activity

The following information is presented post reverse split for the stock option activity for the year ended December 31, 2012:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
Outstanding at December 31, 2010	293,372	$7.45	8.37 Years	$66,544
Exercised	(1,000)	$5.70
Expired	(33,073)	$2.81
Forfeited	-	$-
Granted	-	$-
Outstanding at December 31, 2011	259,299	$7.75	7.69 Years	$-
Exercised	-	$-
Expired	(3,000)	$5.33
Forfeited	-	$-
Granted	425,842	$5.68	6.00 Years
Outstanding at December 31, 2012	682,141	$6.47	8.52 Years	$88,000
Outstanding exercisable at December 31, 2012	262,952	$7.31	6.98 Years	$9,252

Summary Of Weighted Average Fair Value Of Warrants and Options Granted

The weighted average fair value of warrants and options granted during the periods are as follows:

	2012	2011
Exercise price lower than the market price	$-	$-
Exercise price equaled the market price	$ 4.56 - $4.58	$-
Exercise price exceeded the market price	$6.00	$-

Nature Of Operations And Basis Of Presentation - Additional Information (Detail) (USD $)	1 Months Ended
	Jul. 01, 2011	Jul. 01, 2009
Nature Of Operations and Basis Of Presentation [Line Items]
Percentage of ownership interests acquired		49.00%
Percentage of ownership interests sold	49.00%
Percentage of ownership of non controlling investors	51.00%
Notes receivable, related parties	$ 617,975
Notes receivable, interest rate	4.00%
Notes receivable, maturity period	5 years

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Cash held amount	$ 2,724,922	$ 0
Product sales, credit terms	30 days
Inventory, net	4,843,905	3,563,111
Inventory, finished goods	4,675,032
Inventory, raw materials	365,242
Inventory, work in process	53,631
Inventory, allowance	250,000	240,000
Number of common shares obtained	352,589
Percentage of ownership interests	11.54%	11.54%
Allowance for doubtful accounts	130,000	125,000
Cargo and freight revenue	53,539	60,628
Advertising expense	872,250	837,584
European Foreign Bank
Significant Accounting Policies [Line Items]
Cash	421	62,664
Japanese Foreign Bank
Significant Accounting Policies [Line Items]
Cash	64,497	71,995
Other
Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life	15 years
Technology rights
Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life	20 years
Tradenames and Trademarks | V-Infinity
Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life	5 years
Impairment charges	$ 278,428	$ 0

Estimated Useful Lives and Accumulated Depreciation for Furniture, Equipment and Software (Detail)	12 Months Ended
Dec. 31, 2012
Furniture and Fixtures | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life	3 years
Furniture and Fixtures | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life	7 years
Software | Minimum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life	3 years
Software | Maximum
Property Plant and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life	5 years

Summary of Unaudited Financial Statements of Affiliate (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Current assets	$ 6,509,736	$ 5,532,030
Non-current assets	540,518	577,335
Total Assets	7,050,254	6,109,365
Current liabilities	3,272,360	2,696,409
Non-current liabilities	1,203,826	1,355,370
Stockholders' equity	2,574,068	2,057,586
Total Liabilities and Stockholders' Equity	7,050,254	6,109,365
Revenues	12,538,711	12,280,892
Operating income	757,484	598,691
Net profit	516,482	359,254
Company share of Net Profit at 11.54%	59,623	41,472
Equity investment in affiliate	$ 258,244	$ 198,621

Summary of Unaudited Financial Statements of Affiliate (Parenthetical) (Detail)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Company share of Net Profit, ownership percentage	11.54%	11.54%

Schedule of Potential Common Stock Shares (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Potential Common Stock Shares [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	262,952	227,990
Convertible debt
Schedule Of Potential Common Stock Shares [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	6,863
Convertible preferred stock
Schedule Of Potential Common Stock Shares [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	9,266
Warrants and options, vested
Schedule Of Potential Common Stock Shares [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	262,952	211,861

Property And Equipment, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation	$ 579,861	$ 520,959

Property And Equipment (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,461,089	$ 2,972,802
Less accumulated depreciation	(2,444,870)	(2,061,992)
Property, plant and equipment, net	1,016,219	910,810
Building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	0	0
Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,577,681	2,193,817
Computer Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 883,408	$ 778,985

Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Other Intangible Assets [Line Items]
Amortization expenses	$ 150,432	$ 258,805
Goodwill, net	13,046,358	13,046,358
Customer lists	1,857,000
Intangible assets, net	8,618,524	8,967,041
Proceeds from sales of technology rights	0	425,000
Gain on sale of technology rights	0	143,636
Debt offering cost	220,000
Debt offering costs, net	42,778	116,111
Finite-Lived Intangible Assets, Gross	8,854,949	9,053,034
CUI
Goodwill and Other Intangible Assets [Line Items]
Trademarks and tradenames	4,892,856
V-Infinity
Goodwill and Other Intangible Assets [Line Items]
Trademarks and tradenames	1,095,400
Impairment of trademarks and tradenames	278,428
Technology Patents Pending
Goodwill and Other Intangible Assets [Line Items]
Intangible assets, net	551,559
Technology Rights
Goodwill and Other Intangible Assets [Line Items]
Amortization expenses	26,510	245,144
Intangible assets, net	225,885	252,395
Intangible assets, estimated useful life	20 years
Finite-Lived Intangible Assets, Gross	303,664	303,664
Trademarks and Tradenames | V-Infinity
Goodwill and Other Intangible Assets [Line Items]
Intangible assets, estimated useful life	5 years
Olantra Fund X LLC
Goodwill and Other Intangible Assets [Line Items]
Proceeds from sales of technology rights		$ 500,000

Gross Carrying Amount And Accumulated Amortization Of Intangible Assets, Other Than Goodwill (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Technology Rights [Line Items]
Gross Assets	$ 8,854,949	$ 9,053,034
Accumulated amortization	(236,425)	(85,993)
Net	8,618,524	8,967,041
Trademarks and Tradename
Schedule Of Technology Rights [Line Items]
Gross Assets	5,988,256	6,266,684
Accumulated amortization	(109,540)	0
Net	5,878,716	6,266,684
Customer List
Schedule Of Technology Rights [Line Items]
Indefinite-lived intangible assets	1,857,000	1,857,000
Net	1,857,000	1,857,000
Technology rights
Schedule Of Technology Rights [Line Items]
Gross Assets	303,664	303,664
Accumulated amortization	(77,779)	(51,269)
Net	225,885	252,395
Technology - patent pending
Schedule Of Technology Rights [Line Items]
Indefinite-lived intangible assets	551,559	551,559
Net	551,559	551,559
Other intangibles assets
Schedule Of Technology Rights [Line Items]
Gross Assets	154,470	74,127
Accumulated amortization	(49,106)	(34,724)
Net	$ 105,364	$ 39,403

Notes Payable - Additional Information (Detail) (USD $)	1 Months Ended				1 Months Ended		3 Months Ended		12 Months Ended				1 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended
	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Jul. 01, 2011	Jan. 31, 2011 International Electronic Devices, Inc	Sep. 30, 2010 International Electronic Devices, Inc	Mar. 31, 2011 International Electronic Devices, Inc	Dec. 31, 2010 International Electronic Devices, Inc	Dec. 31, 2012 International Electronic Devices, Inc	Dec. 31, 2010 International Electronic Devices, Inc	Dec. 31, 2012 Convertible notes payable	Jul. 31, 2011 Convertible notes payable	Feb. 29, 2012 Notes Payable Maturities 2018	Dec. 31, 2012 Notes Payable Maturities 2018	Aug. 31, 2010 Commerce Bank Of Oregon	Dec. 31, 2008 Commerce Bank Of Oregon	Dec. 31, 2012 Commerce Bank Of Oregon	Dec. 31, 2011 Commerce Bank Of Oregon	Feb. 29, 2012 Wells Fargo Bank National Association	Aug. 31, 2010 Wells Fargo Bank National Association	Dec. 31, 2012 Wells Fargo Bank National Association	Dec. 31, 2011 Wells Fargo Bank National Association
Notes Payable Convertible Notes Payable and Convertible Notes Payable Related Parties [Line Items]
Secured long term debt																	$ 0	$ 0			$ 0	$ 4,000,000
Debt instrument maturity term																3 years
Debt instrument interest rate terms																Prime rate less 0.50				three month LIBOR plus 4.00
Short-term loan															4,000,000					4,000,000
Convertible debt				35,000
Short-term debt, refinanced, amount															4,000,000
Debt maturity date	May 15, 2018					May 15, 2018														Jul 31, 2012
Repayments of long-term debt																			4,000,000
Proceeds from related party debt									14,000,000
Debt periodic payment									30,000	200,000
Debt instrument, interest rate during period									1.70%
Debt instrument annual success fees percentage									2.30%
Debt instrument forgiveness principal						1,588,063
Debt instrument forgiveness interest						724,729
Debt instrument, decrease, forgiveness	1,588,063					2,312,792
Debt instrument, annual principal payment						1,500,000
Debt instrument, periodic payment, principal					300,000		192,508	1,200,000		1,200,000
Debt instrument additional principal payment agreed					300,000		192,508
Debt principal payment													3,000,000
Long-term Debt, Current Maturities									0
Long term notes payable, related party, net of current portion due		7,303,683	10,303,683											7,303,683
Debt, face amount		$ 35,000	$ 0						$ 14,000,000		$ 0	$ 35,000
Interest accrues rate				6.00%								6.00%
Convertible, conversion price				$ 5.1				$ 6		$ 6		$ 5.1

Schedule of Notes Payable (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Notes Payable Convertible Notes Payable and Convertible Notes Payable Related Parties [Line Items]
(a) Term Note - bank	$ 0	$ 4,000,000
(b) Acquisition Note Payable	7,303,683	10,303,683
Convertible notes payable
Schedule Of Notes Payable Convertible Notes Payable and Convertible Notes Payable Related Parties [Line Items]
(c) Convertible Note Payable - related party	$ 0	$ 35,000

Maturity of notes payable of CUI Global, Inc (Detail) (USD $)	Dec. 31, 2012
Maturity Of Notes Payable Of C U I Global Inc [Line Items]
2013	$ 0
2014
2015
2016
2017
Thereafter	7,303,683
Total	$ 7,303,683

Line of Credit - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Line of Credit
Line of Credit Facility [Line Items]
Revolving working capital line of credit	$ 4,000,000		$ 3,579,305
LIBOR period for interest rate received			3 months
Interest over LIBOR rate			3.25%
Interest rate at period end			3.56%
Expiration date			Jul 31, 2015
Outstanding line of credit amount	$ 459,448	$ 1,528,900	$ 459,448

Commitments And Contingencies - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended					12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended				0 Months Ended									1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended					4 Months Ended	8 Months Ended	12 Months Ended									12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended
	Jun. 21, 2012	Jun. 30, 2011	Dec. 31, 2011	Aug. 31, 2011	Dec. 31, 2012 sqft	Sep. 21, 2012	Dec. 31, 2010	Sep. 29, 2009	May 16, 2008	Dec. 31, 2012 Consultant For Strategic Investor Communications Services	Dec. 31, 2011 Consultant For Strategic Investor Communications Services	Dec. 31, 2010 Consultant For Strategic Investor Communications Services	Oct. 31, 2012 Consultant For Strategic Investor Marketing Services One	Sep. 30, 2010 Consultant For Strategic Investor Marketing Services One	Dec. 31, 2011 Consultant For Strategic Investor Marketing Services One	Dec. 31, 2010 Consultant For Strategic Investor Marketing Services One	Apr. 30, 2011 Consultant For Strategic Investor Marketing Services Two	Dec. 31, 2011 Consultant For Strategic Investor Marketing Services Two	Dec. 31, 2011 Consultant For Marketing and Website Development Services Two	Dec. 31, 2011 Consultant For Intellectual Property Right Services	Dec. 31, 2011 Consultant For Marketing and Website Development Services	Dec. 31, 2011 Consultant For Customs and Duties Services One	Dec. 31, 2012 Consultant For Website Design and Development Services	Dec. 31, 2012 Consultant For Printed Circuit Board Layout Design	Nov. 01, 2012 Consultant For Strategic Investor Marketing Services	Oct. 16, 2012 Consultant For Strategic Investor Marketing Services	Oct. 02, 2012 Consultant For Strategic Investor Marketing Services	Sep. 07, 2012 Consultant For Strategic Investor Marketing Services	Aug. 01, 2012 Consultant For Strategic Investor Marketing Services	Jul. 02, 2012 Consultant For Strategic Investor Marketing Services	Jun. 06, 2012 Consultant For Strategic Investor Marketing Services	May 07, 2012 Consultant For Strategic Investor Marketing Services	Apr. 05, 2012 Consultant For Strategic Investor Marketing Services	Oct. 31, 2012 Consultant For Strategic Investor Marketing Services	Jun. 30, 2012 Consultant For Strategic Investor Marketing Services	Dec. 31, 2012 Consultant For Strategic Investor Marketing Services	Oct. 31, 2012 Strategic Investor Marketing Services	Mar. 20, 2012 Strategic Investor Marketing Services	Dec. 31, 2012 Strategic Investor Marketing Services	Dec. 31, 2011 Strategic Investor Marketing Services	Dec. 31, 2012 Strategic Investor Marketing Services One	Dec. 31, 2012 Selling, General and Administrative Expenses	Dec. 31, 2011 Selling, General and Administrative Expenses	Dec. 31, 2011 Corporate Office	Aug. 31, 2011 Corporate Office	Dec. 31, 2012 Corporate Office	Dec. 31, 2012 Office Space In Malmo	Dec. 31, 2011 Office Space In Malmo	Dec. 31, 2012 Cui Japan Leased Space In Tokyo and Japan	Dec. 31, 2012 Comex Electronics Leased Space In Tokyo and Japan Maximum	Dec. 31, 2012 Comex Electronics Leased Space In Tokyo and Japan Minimum	Dec. 31, 2012 Comex Electronics Leased Sparking Spaces	Dec. 31, 2012 Comex Electronics Land Lease In Nagano	Dec. 31, 2012 External Sales Representatives	Dec. 31, 2012 Chief Executive Officer	Dec. 31, 2011 Chief Executive Officer	Dec. 31, 2012 Chief Executive Officer Deferred Bonus Condition One	Dec. 31, 2012 Chief Executive Officer Deferred Bonus Condition Two	Dec. 31, 2012 President	Dec. 31, 2011 President	Dec. 31, 2012 President Deferred Bonus Condition One	Dec. 31, 2012 President Deferred Bonus Condition Two	Dec. 31, 2012 Chief Financial Officer	Dec. 31, 2011 Chief Financial Officer	Dec. 31, 2012 Chief Financial Officer Deferred Bonus Condition One	Dec. 31, 2012 Chief Financial Officer Deferred Bonus Condition Two
Commitment and Contingencies [Line Items]
Accrued royalty and license fees current					$ 32,303
Employment agreement expiration date																																																							Aug 1, 2015				May 15, 2014				May 15, 2014
Officers compensation																																																							350,000				205,000				195,000
Deferred compensation arrangement with individual, description																																																									CUI Global year end Statement of Operations shows the Gross Revenue equal to or in excess of fifteen percent (15%), but less than thirty percent (30%) of the immediate preceding calendar year.	Annual Gross Revenue exceeds by 30% of the prior calendar year gross revenue			CUI Global yearend Statement of Operations shows a Net Profit and the Gross Revenue equal to or that exceeds fifteen percent (15%), but less than thirty percent (30%), of the immediate preceding calendar year.	Annual Gross Revenue exceeds by 30% of the prior calendar year gross revenue			CUI Global yearend Statement of Operations shows a Net Profit and the Gross Revenue equal to or that exceeds fifteen percent (15%), but less than thirty percent (30%), of the immediate preceding calendar year.	annual Gross Revenue exceeds by 30% of the prior calendar year gross revenue
Deferred compensation arrangement with individual, cash awards granted, percentage																																																									50.00%	100.00%			50.00%	100.00%			50.00%	100.00%
Deferred compensation arrangement with individual, recorded liability																																																							53,542	13,542			8,542	12,083			8,125	0
Area of real estate property					61,380
Lease expiration period																																														10 years
Operating lease monthly rent																																												40,250	40,000	40,250	0	1,386	1,253
Lease expiration date																																																Jan 31, 2011	Jan 31, 2012	Sep 9, 2011	May 7, 2011	Dec 31, 2010	Aug 11, 2019
Extended lease expiration date																																																	Jan 31, 2012
Operating leases, rent expense			40,250	40,000	40,250																																					552,655	592,573
Professional and contract services fees per month														3,000			8,000
Professional and contract services expense	6,450									6,750	29,750	25,000						32,000	56,809		41,925	36,588	135,008	130,706		12,825								19,275	19,275	569,970	11,000	69,450	110,000	42,000	65,000
Share based goods and nonemployee services compensation arrangement compensation expense														84,000
Share-based goods and nonemployee services transaction, expense															42,000	42,000				19,500
Share-based goods and nonemployee services transaction, quantity of securities issued															5,957	7,000
Share based goods and nonemployee services transaction grant date fair value of securities issued															$ 7.05	$ 6				$ 5,000
Cash financing completion fees percentage		7.50%
Accrued commissions			$ 1,197,395		$ 1,142,839																																																	$ 236,366
Price per share																																																							$ 6
Authorized shares						330,000																																																	330,000
Options vesting period description																																																							monthly basis
Common stock issued to a consultant	1,000												2,500												13,500	2,500	13,500	13,500	13,500	13,500	13,500	13,500	13,500	2,500	1,000			15,000		5,957

Operating Leases (Detail) (USD $)	Dec. 31, 2012
Operating Leases [Line Items]
2013	$ 484,000
2014	486,000
2015	487,000
2016	326,000
2017
Thereafter

Stockholders' Equity - Additional Information (Detail) (USD $)	0 Months Ended					1 Months Ended			12 Months Ended						0 Months Ended					0 Months Ended				12 Months Ended				0 Months Ended			1 Months Ended				2 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended				12 Months Ended			0 Months Ended									1 Months Ended		12 Months Ended
	Jun. 21, 2012	May 30, 2012	May 04, 2012	Apr. 12, 2012	Feb. 17, 2012	Apr. 30, 2012	Feb. 29, 2012	Apr. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Sep. 21, 2012	Dec. 31, 2010	Sep. 29, 2009	May 16, 2008	Sep. 07, 2012 Royalty	Sep. 27, 2012 Common Stock Bonus Issued	Dec. 31, 2012 2008 Equity Incentive Plan	Sep. 29, 2009 2008 Equity Incentive Plan	May 16, 2008 2008 Equity Incentive Plan	Jan. 08, 2009 2009 Equity Incentive Plan (Executive)	Dec. 31, 2012 2009 Equity Incentive Plan (Executive)	Sep. 21, 2012 2009 Equity Incentive Plan (Executive)	Oct. 11, 2010 2009 Equity Incentive Plan (Executive)	Dec. 31, 2012 Incentive Stock Options	Dec. 31, 2012 Warrant	Dec. 31, 2011 Warrant	Dec. 31, 2010 Warrant	Jul. 02, 2012 Stock Purchase Agreement	Jun. 28, 2012 Stock Purchase Agreement	Jun. 29, 2012 Stock Purchase Agreement	Jul. 27, 2012 Stock Purchase Agreement	Jul. 16, 2012 Stock Purchase Agreement	Jul. 03, 2012 Stock Purchase Agreement	Mar. 31, 2012 Stock Purchase Agreement	Jul. 31, 2012 Stock Purchase Agreement	Dec. 31, 2012 Stock Purchase Agreement	Mar. 31, 2012 Underwriter	Feb. 29, 2012 Underwriter	Dec. 31, 2011 Beneficial Owner One	Dec. 31, 2011 Beneficial Owner Two	Mar. 31, 2012 Beneficial Owner Three	Dec. 31, 2011 Board Of Directors	Apr. 30, 2012 Officer	Apr. 30, 2012 Employee	Oct. 31, 2012 Strategic Investor Marketing Services	Mar. 20, 2012 Strategic Investor Marketing Services	Dec. 31, 2012 Strategic Investor Marketing Services	Dec. 31, 2011 Strategic Investor Marketing Services	Dec. 31, 2011 Consultant	Nov. 01, 2012 Consultant For Strategic Investor Marketing Services	Oct. 16, 2012 Consultant For Strategic Investor Marketing Services	Oct. 02, 2012 Consultant For Strategic Investor Marketing Services	Sep. 07, 2012 Consultant For Strategic Investor Marketing Services	Aug. 01, 2012 Consultant For Strategic Investor Marketing Services	Jul. 02, 2012 Consultant For Strategic Investor Marketing Services	Jun. 06, 2012 Consultant For Strategic Investor Marketing Services	May 07, 2012 Consultant For Strategic Investor Marketing Services	Apr. 05, 2012 Consultant For Strategic Investor Marketing Services	Oct. 31, 2012 Consultant For Strategic Investor Marketing Services	Jun. 30, 2012 Consultant For Strategic Investor Marketing Services	Dec. 31, 2012 Consultant For Strategic Investor Marketing Services	Dec. 31, 2011 Cash Less Warrant	Dec. 31, 2011 Convertible Preferred Series A	Dec. 31, 2011 Convertible Preferred Series B	Dec. 31, 2011 Convertible Preferred Series C
Stockholders Equity [Line Items]
Preferred stock, shares authorized																																																															5,000,000	30,000	10,000
Convertible preferred stock, terms of conversion																																																															Common shares on a six-for-one basis	Common shares on a one thousand-for-one ratio
Preferred stock dividends payable per shares																																																															$ 0.1	$ 240
Preferred stock, liquidation preference per share																																																															$ 1
Preferred stock, dividends per share																																																																$ 1
Common stock issued during period issuable shares										1,667
Stock issued during period share issued for non cash consideration																																																														269
Stock issued during period, shares, issued for services	1,000														1,052	4,596																														15,000		5,957		13,500	2,500	13,500	13,500	13,500	13,500	13,500	13,500	13,500	2,500	1,000
Fair value of per shares issued for services																																																$ 7.05
Professional and contract services expense	$ 6,450																																												$ 11,000	$ 69,450	$ 110,000	$ 42,000			$ 12,825								$ 19,275	$ 19,275	$ 569,970
Number of class of warrant or right exercise during period																																							10,000	133,333	10,071	23,333
Proceeds from warrant exercises								7,000																															3,000	40,000	3,021	7,000
Percentage of beneficials interest owned																																							5.00%	10.00%	8.00%
Share-based goods and nonemployee services transaction, quantity of securities issued																																																	5,000
Share-based goods and nonemployee services transaction, expense																																																	19,500
Common stock, par value							$ 0.001		$ 0.001	$ 0.001		$ 0.001								$ 0.001
Stock split ratio							Split at a ratio of one for thirty (1:30).
Stock issued during period, shares, new issues																												234,332	234,332	234,332	234,332	234,332	234,332	570,000	234,332		333,333	2,222,222
Proceeds from issuance of common stock																																		2,253,008		975,455	1,387,499	8,913,302
Number of investors																																		7	9
Equity issuance, per share amount																																		$ 4.5	$ 4.5
Proceeds from issuance of common stock net of stock issuance cost																																			975,455
Share-based compensation arrangement by share-based payment award, options, forfeitures and expirations in period																										239,896
Number of company's common stock approved											330,000							3,000,000	1,500,000	4,200,000		330,000	3,060,382
Share-based compensation arrangement by share-based payment award, purchase price of common stock, percent																								110.00%
Options life term									10 years											10 years
Share-based compensation arrangement by share-based payment award, number of additional shares authorized																				3,060,382
Balance at end of period (Number of Warrants and Options)									682,141	259,299		293,372					1,328,833				378,151					10,071	416,634
Stock option plan expense									232,785	166,367
Non-vested options and warrants issued									419,189	57,509
Dividend rate of warrants and options									0.00%
Volatility rate of warrants and options, minimum									84.00%
Volatility rate of warrants and options, maximum									91.00%
Risk free interest									0.27%
Risk free interest rate of warrants and options, minimum
Risk free interest rate of warrants and options, maximum
Expected life of warrants and options									2 years	0 years
Additional shares of common stock issued					97
Shares issued in relation to common stock bonus granted						57,000																																					50,750	6,250
Fair value of shares issued in relation to common stock bonus granted																																											243,600	30,000
Number of Convertible Series A preferred stock converted to common shares		3,043	45,000	2,500
Accrued preferred stock dividend, converted into common shares		304	4,500	250
Conversion of preferred stock shares and accrued preferred dividends to common stock shares		558	8,645	458
Common Stock sold price																												$ 4.5	$ 4.5	$ 4.5	$ 4.5	$ 4.5	$ 4.5
Shares of common stock issued pursuant to consultant agreement															$ 6,638	$ 25,000
Authorized shares											330,000							3,000,000	1,500,000	4,200,000		330,000	3,060,382

Summary of Warrants Issued to Non-Employees for Services (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period	259,299	293,372
Exercised	0	(1,000)
Balance at end of period	682,141	259,299
Balance at beginning of period	$ 7.75	$ 7.45
Granted	$ 5.68
Exercised (Weighted Average Exercise Price)		$ 5.7
Balance at end of period	$ 6.47	$ 7.75
Warrants exercisable at end of period (Weighted Average Exercise Price)	$ 7.31	$ 7.44
Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period	10,071	416,634
Granted (Number of Warrants)
Exercised	(10,071)	(166,667)
Forfeited (expired) (Number of Warrants)		(239,896)
Balance at end of period		10,071
Warrants exercisable at end of period (Number of Warrants)		10,071
Balance at beginning of period	$ 0.3	$ 3.58
Granted
Exercised (Weighted Average Exercise Price)	$ 0.3	$ 0.3
Forfeited (expired) (Weighted Average Exercise Price)		$ 6
Balance at end of period		$ 0.3
Warrants exercisable at end of period (Weighted Average Exercise Price)		$ 0.3
Weighted average fair value of warrants granted during the period (Weighted Average Exercise Price)

Information About Non-Employee Stock Warrants Outstanding and Exercisable (Detail) (Warrant, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding		10,071
Weighted Average Remaining Contractual Life	0 years	0 years 7 months 13 days
Weighted Average Exercise Price, Outstanding		$ 0.3
Number Exercisable		10,071
Weighted Average Exercise Price, Exercisable		$ 0.3
Exercise Price Zero Point Zero
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding
Weighted Average Remaining Contractual Life	0 years
Weighted Average Exercise Price, Outstanding
Number Exercisable
Weighted Average Exercise Price, Exercisable
Exercise Price Zero Point Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding		10,071
Weighted Average Remaining Contractual Life		0 years 7 months 13 days
Weighted Average Exercise Price, Outstanding		$ 0.3
Number Exercisable		10,071
Weighted Average Exercise Price, Exercisable		$ 0.3

Summary of Warrants and Options Issued to Employees and Directors (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period	259,299	293,372
Exercised (Number of Warrants and Options)	0	(1,000)
Expired (Number of Warrants and Options)	(3,000)	(33,073)
Forfeited (Number of Warrants and Options)	0
Balance at end of period	682,141	259,299
Exercisable (Number of Warrants and Options)	262,952
Balance at beginning of period	$ 7.75	$ 7.45
Exercised (Weighted Average Exercise Price)		$ 5.7
Expired (Weighted Average Exercise Price)	$ 5.33	$ 2.81
Forfeited (Weighted Average Exercise Price)
Granted	$ 5.68
Balance at end of period	$ 6.47	$ 7.75
Exercisable (Weighted Average Exercise Price)	$ 7.31	$ 7.44
Employee Stock Options and Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period	259,299	293,372
Exercised (Number of Warrants and Options)		(1,000)
Expired (Number of Warrants and Options)	(3,000)	(33,073)
Forfeited (Number of Warrants and Options)
Granted (Number of Warrants and Options)	425,842
Balance at end of period	682,141	259,299
Exercisable (Number of Warrants and Options)	262,952	201,790
Balance at beginning of period	$ 7.75	$ 7.45
Exercised (Weighted Average Exercise Price)		$ 5.7
Expired (Weighted Average Exercise Price)	$ 5.33	$ 2.81
Forfeited (Weighted Average Exercise Price)
Granted	$ 5.68
Balance at end of period	$ 6.47	$ 7.75
Exercisable (Weighted Average Exercise Price)	$ 7.31	$ 7.44

Weighted Average Fair Value of Warrants and Options Granted (Detail) (Employee Stock Options and Warrants, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price lower than the market price
Exercise price equaled the market price
Exercise price exceeded the market price	$ 6
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price equaled the market price	$ 4.58
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price equaled the market price	$ 4.56

Information About Employee Stock Warrants and Options Outstanding (Detail) (Employee Stock Options and Warrants, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	682,141	259,299
Weighted Average Remaining Contractual Life	8 years 6 months 7 days	7 years 8 months 9 days
Weighted Average Exercise Price, Outstanding	$ 6.47	$ 7.75
Number Exercisable	262,952	201,790
Weighted Average Exercise Price, Exercisable	$ 7.31	$ 7.44
Exercise Price Four Point Five Eight
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	10,167
Weighted Average Remaining Contractual Life	1 month 21 days
Weighted Average Exercise Price, Outstanding	$ 4.58
Number Exercisable	10,167
Weighted Average Exercise Price, Exercisable	$ 4.58
Exercise Price Five Point Seven
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	39,750	41,750
Weighted Average Remaining Contractual Life	4 months 13 days	1 year 2 months 1 day
Weighted Average Exercise Price, Outstanding	$ 5.7	$ 5.7
Number Exercisable	39,750	41,750
Weighted Average Exercise Price, Exercisable	$ 5.7	$ 5.7
Exercise Price Six
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	330,000
Weighted Average Remaining Contractual Life	4 years 8 months 12 days
Weighted Average Exercise Price, Outstanding	$ 6
Number Exercisable	27,500
Weighted Average Exercise Price, Exercisable	$ 6
Exercise Price Four Point Five Six
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	84,675
Weighted Average Remaining Contractual Life	1 year 1 month 24 days
Weighted Average Exercise Price, Outstanding	$ 4.56
Number Exercisable
Weighted Average Exercise Price, Exercisable	$ 4.56
Exercise Price Seven Point Five
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	124,573	124,573
Weighted Average Remaining Contractual Life	1 year 1 month 6 days	3 years 4 months 13 days
Weighted Average Exercise Price, Outstanding	$ 7.5	$ 7.5
Number Exercisable	124,573	117,372
Weighted Average Exercise Price, Exercisable	$ 7.5	$ 7.5
Exercise Price Nine Point Zero
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	92,976	92,976
Weighted Average Remaining Contractual Life	1 year 22 days	3 years 1 month 24 days
Weighted Average Exercise Price, Outstanding	$ 9	$ 9
Number Exercisable	60,962	42,668
Weighted Average Exercise Price, Exercisable	$ 9	$ 9

Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended				4 Months Ended	8 Months Ended	12 Months Ended							12 Months Ended			1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2012	May 31, 2011	Apr. 30, 2011	Sep. 30, 2010	Dec. 31, 2011	Aug. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jul. 01, 2011	Sep. 01, 2006 sqft	Dec. 31, 2012 Convertible notes payable	Dec. 31, 2011 Convertible notes payable	Jul. 31, 2011 Convertible notes payable	Dec. 31, 2012 Notes Payable Maturities 2018	Sep. 30, 2010 Notes Payable Maturities 2018	Dec. 31, 2011 Test Products International	Jan. 31, 2011 International Electronic Devices, Inc	Sep. 30, 2010 International Electronic Devices, Inc	Mar. 31, 2011 International Electronic Devices, Inc	Dec. 31, 2010 International Electronic Devices, Inc	Dec. 31, 2012 International Electronic Devices, Inc	Dec. 31, 2010 International Electronic Devices, Inc
Related Party Transaction [Line Items]
Occupy area of land										61,380
Rent expense					$ 40,250	$ 40,000	$ 40,250
Equity in profit (loss) of unconsolidated affiliate							59,623	41,472
Notes receivable related party									617,975							192,508			187,208
Debt, face amount					0		35,000	0			0		35,000		14,000,000						14,000,000
Debt principal amount																	300,000		192,508	1,200,000		1,200,000
Debt forgiveness of acrued interest amount				742,729
Debt maturity date				May 15, 2018														May 15, 2018
Debt forgiveness of principal and interest				1,588,063														2,312,792
Debt principal total amount																		1,500,000
Debt periodic payment																					30,000	200,000
Debt principal payment due																						1,200,000
Debt settlement of shares																						33,333
Debt conversion price									$ 5.1				$ 5.1							$ 6		$ 6
Debt principal payment														3,000,000
(b) Acquisition Note Payable					10,303,683		7,303,683	10,303,683
Warrants exercised			23,333
Warrants exercise price			$ 0.3
Proceeds from warrant exercises			7,000
Percentage of outstanding common stock owned by a beneficial owner exercising warrants one	8.00%	5.00%
Warrants exercised one		10,000
Warrants exercise price one		$ 0.3
Cash received upon exercise of warrants one		3,000
Percentage of outstanding common stock owned by a beneficial owner exercising warrants two		8.00%
Warrants exercised two	10,071	133,333
Warrants exercise price two	$ 0.3	$ 0.3
Cash received upon exercise of warrants two	3,021	40,000
Accrues interest									6.00%				6.00%
Convertible notes payable related party											$ 0	$ 35,000

Discontinued Operations - Additional Information (Detail) (USD $)	Jul. 01, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of ownership interests sold	49.00%
Percentage of ownership of non controlling investors	51.00%
Notes receivable, related parties	$ 617,975
Notes receivable, interest rate	4.00%

Summary Statement of Discontinued Operations for Discontinued Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues		$ 1,280,485
Cost of revenues		1,146,443
Gross profit		134,042
Selling, general, administrative and other		294,195
(Loss) from discontinued operations	0	(160,153)
Gain on sale of Comex Electronics	0	603,034
Net profit from discontinued operations	0	442,881
Less: Net profit from discontinued operations - noncontrolling interest	0	67,872
Net profit (loss) from discontinued operations allocable to common stocholders		$ 375,009

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards
Increase in valuation allowance	$ 481,000
Federal Corporate tax rate	34.00%	34.00%

Computation of Tax Expense Applying Federal Corporate Tax Rate (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Computed "expected" tax benefit	$ (800,084)	$ (16,579)
State tax benefit, net of federal effect	(166,285)	(2,124)
Change in valuation allowance	480,742	(98,800)
Non-deductible expenses	(435,030)	147,313
Income Tax Expense (Benefit)	$ 33,714	$ 29,810

Significant Portions of Deferred Tax Assets and Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets (liabilities)
Intangible assets	$ (8,046,564)	$ (8,153,358)
Deferred tax assets:
Property and equipment	634,354	634,354
Net operating loss carryforwards	20,699,678	20,376,785
Contribution and other carryforwards	292,692	241,637
Inventory and accounts receivable reserves	139,999	139,999
Valuation allowance	(13,720,159)	(13,239,417)
Net deferred tax assets

Concentrations - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Gross trade accounts receivable from continuing operations	5,095,926	3,819,641
Sales Revenue
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	59.00%	55.00%
Sales Revenue | Customer One
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	47.00%	41.00%
Sales Revenue | Customer Two
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	4.00%	4.00%
Sales Revenue | Customer Three
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	3.00%	3.00%
Sales Revenue | Customer Four
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	3.00%	3.00%
Sales Revenue | Customer Five
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	2.00%	2.00%
Sales Revenue | Customer Six
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer		2.00%
Accounts Receivable
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	57.00%	53.00%
Accounts Receivable | Customer One
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	37.00%	21.00%
Accounts Receivable | Customer Two
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	8.00%	9.00%
Accounts Receivable | Customer Three
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	3.00%	7.00%
Accounts Receivable | Customer Four
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	3.00%	5.00%
Accounts Receivable | Customer Five
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	3.00%	4.00%
Accounts Receivable | Customer Six
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer	3.00%	3.00%
Accounts Receivable | Customer Seven
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer		2.00%
Accounts Receivable | Customer Eight
Concentration Risk [Line Items]
Percentage of revenues derived and gross trade accounts receivable customer		2.00%

Stock - Based Employee Compensation - Additional Information (Detail) (USD $)	12 Months Ended							12 Months Ended					12 Months Ended		0 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 21, 2012	Feb. 29, 2012	Dec. 31, 2010	Sep. 29, 2009	May 16, 2008	Dec. 31, 2012 Maximum	Dec. 31, 2012 Minimum	Dec. 31, 2012 Equity Incentive Plan 2009	Sep. 29, 2009 2008 Equity Incentive Plan	May 16, 2008 2008 Equity Incentive Plan	Dec. 31, 2012 2008 Equity Incentive Plan Employee Stock Option Maximum	Sep. 29, 2009 2008 Equity Incentive Plan ISOs	May 16, 2008 2008 Equity Incentive Plan ISOs Maximum	Sep. 21, 2012 2009 Equity Incentive Plan (Executive)	Oct. 11, 2010 2009 Equity Incentive Plan (Executive)	Jan. 08, 2009 2009 Equity Incentive Plan (Executive)	Dec. 31, 2012 2009 Equity Incentive Plan (Executive) Employee Stock Option Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of company's common stock approved			330,000								3,000,000	1,500,000		1,500,000		330,000	3,060,382	4,200,000
Stock granted exercise period													10 Years		10 Years				10 Years
Common stock, par value	$ 0.001	$ 0.001		$ 0.001	$ 0.001													$ 0.001
Volatility rate								91.00%	84.00%
Risk free interest	0.27%
Stock option contractual term	2 years	0 years								0 years
Dividend yield	0.00%

Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Shares
Balance at beginning of period	259,299	293,372
Exercised	0	(1,000)
Expired	(3,000)	(33,073)
Forfeited	0
Granted	425,842
Balance at end of period	682,141	259,299	293,372
Outstanding exercisable at December 31, 2012	262,952
Weighted Average Exercise Price
Balance at beginning of period	$ 7.75	$ 7.45
Exercised		$ 5.7
Expired	$ 5.33	$ 2.81
Forfeited
Granted	$ 5.68
Balance at end of period	$ 6.47	$ 7.75	$ 7.45
Outstanding exercisable	$ 7.31	$ 7.44
Weighted Average Remaining Contract Life
Outstanding Beginning of period	8 years 6 months 7 days	7 years 8 months 9 days	8 years 4 months 13 days
Granted	6 years
Outstanding exercisable at December 31, 2012	6 years 11 months 23 days
Aggregate Intrinsic Value
Outstanding Beginning of period		$ 66,544
Outstanding End of period	88,000		66,544
Outstanding exercisable	$ 9,252

Stock - Based Employee Compensation Weighted average fair value of warrants and options granted (Detail) (Employee Stock Options and Warrants, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price lower than the market price
Exercise price equaled the market price
Exercise price exceeded the market price	$ 6
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price equaled the market price	$ 4.58
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price equaled the market price	$ 4.56